VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2025 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.5%
Alabama : 2.2%
Alabama Public School and
College Authority, Series A
(RB)
4.00%, 11/01/36 (c) $ 2,000 $ 1,986,817
5.00%, 11/01/31 (c) 525 577,711
5.00%, 11/01/34 (c) 2,015 2,169,249
Auburn University, Alabama,
Series B (RB)
5.00%, 06/01/35 1,000 1,127,768
5.00%, 06/01/36 (c) 1,000 1,105,818
Black Belt Energy Gas District
(RB)
5.00%, 10/01/55 (c) (p) 1,000 1,053,338
Black Belt Energy Gas District,
Series A (RB)
4.00%, 06/01/51 (c) (p) 5,065 5,125,292
5.25%, 05/01/56 (c) (p) 1,500 1,527,726
Board of Trustees of the
University of Alabama, Series
B (RB)
3.00%, 07/01/33 (c) 860 806,819
County of Jefferson, Alabama
Sewer Warrants (RB)
5.00%, 10/01/37 (c) 1,000 1,055,339
5.00%, 10/01/38 (c) 2,000 2,089,236
5.25%, 10/01/40 (c) 1,000 1,048,230
Energy Southeast A
Cooperative District, Energy
Supply, Series A (RB)
5.50%, 11/01/53 (c) (p) 1,710 1,840,844
Lower Alabama Gas District,
Series A (RB)
5.00%, 09/01/34 2,500 2,607,130
Southeast Alabama Gas Supply
District, Project No. 1, Series
A (RB)
5.00%, 08/01/54 (c) (p) 1,000 1,057,058
Southeast Alabama Gas Supply
District, Series B (RB)
5.00%, 06/01/49 (c) (p) 2,000 2,113,550
Southeast Energy Authority, A
Cooperative District Energy
Supply, Series C (RB)
5.00%, 10/01/55 (c) (p) 2,000 2,124,231
Southeast Energy Authority,
Cooperative District
Commodity Supply, Project
No.2, Series B (RB)
4.00%, 12/01/51 (c) (p) 3,000 2,983,925
Southeast Energy Authority,
Cooperative District Energy
Supply, Series A (RB)
5.00%, 11/01/35 (c) 2,000 2,063,116
Southeast Energy Authority,
Cooperative District Energy
Supply, Series B (RB)
5.25%, 03/01/55 (c) (p) 1,000 1,038,288
Par
(000’s) Value
Alabama (continued)
Southeast Energy Authority,
Cooperative District Gas
Supply, Series F (RB)
5.25%, 11/01/55 (c) (p) $ 3,000 $ 3,225,302
Southeast Energy Authority,
Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,009,730
The Black Belt Energy Gas
District, Series D (RB)
5.00%, 03/01/55 (c) (p) 1,000 1,052,628
University of Alabama, Board of
Trustee, Series A (RB)
4.00%, 07/01/35 (c) 820 823,104
41,612,249
Alaska : 0.0%
Alaska Housing Finance Corp.,
Series B (RB)
2.15%, 06/01/36 (c) 1,040 801,605
Underline
Arizona : 1.4%
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 1,582 1,522,814
City of Mesa, Arizona Utility
System (RB)
4.00%, 07/01/31 (c) 1,550 1,558,138
City of Mesa, Arizona Utility
System (RB) (AGC)
5.00%, 07/01/40 (c) 1,500 1,588,655
City of Mesa, Arizona Utility
Systems (RB) (AGC)
5.00%, 07/01/41 (c) 1,000 1,048,608
City of Phoenix Civic
Improvement Corp., Excise
Tax, Series A (RB)
5.00%, 07/01/35 (c) 1,785 1,787,034
City of Phoenix Civic
Improvement Corp., Junior
Lien Water System (RB)
5.00%, 07/01/40 (c) 1,895 2,007,542
City of Phoenix Civic
Improvement Corp., Rental
Car Facility Charge, Series A
(RB)
5.00%, 07/01/32 (c) 1,000 1,056,370
5.00%, 07/01/34 (c) 1,275 1,332,169
City of Phoenix Civic
Improvement Corp., Senior
Lien Airport, Series D (RB)
5.00%, 07/01/33 (c) 550 566,538
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series A (RB)
2.40%, 06/01/35 (c) 1,150 923,625

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Maricopa County, Arizona
Pollution Control, Southern
California Edison Company,
Series B (RB)
2.40%, 06/01/35 (c) $ 1,500 $ 1,204,729
Maricopa County, Industrial
Development Authority,
Banner Health, Series A (RB)
4.00%, 01/01/38 (c) 1,000 950,871
4.00%, 01/01/41 (c) 2,000 1,799,225
5.00%, 01/01/38 (c) 605 615,025
Salt River Project Agricultural
Improvement and Power
District, Series A (RB)
5.00%, 01/01/32 (c) 2,380 2,492,559
5.00%, 01/01/32 500 561,867
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 4,600 4,782,573
25,798,342
Arkansas : 0.1%
City of Fort Worth, Water and
Sewer Construction (RB)
5.00%, 10/01/34 (c) 1,000 1,031,570
Underline
California : 17.3%
Anaheim Housing and Public
Improvements Authority,
Electric Utility Distribution
Improvements, Series A (RB)
5.00%, 10/01/35 (c) 1,000 1,032,421
Bay Area Toll Authority, Series
S-7 (RB)
3.25%, 04/01/36 (c) 1,270 1,172,232
4.00%, 04/01/33 (c) 2,905 2,929,210
California Community Choice
Financing Authority, Clean
Energy Project, Series A (RB)
5.00%, 01/01/56 (c) (p) 1,000 1,030,010
California Community Choice
Financing Authority, Clean
Energy Project, Series B-1
(RB)
4.00%, 02/01/52 (c) (p) 9,500 9,445,663
California Community Choice
Financing Authority, Clean
Energy Project, Series C (RB)
5.00%, 08/01/55 (c) (p) 10,345 10,948,218
5.25%, 01/01/54 (c) (p) 5,065 5,287,355
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
5.00%, 02/01/55 (c) (p) 3,000 3,194,137
California Community Choice
Financing Authority, Clean
Energy Project, Series D (RB)
(GTY AGMT)
5.00%, 10/01/55 (c) (p) 2,000 2,084,653
Par
(000’s) Value
California (continued)
California Community Choice
Financing Authority, Clean
Energy Project, Series E (RB)
5.00%, 02/01/55 (c) (p) $ 3,000 $ 3,184,615
California Community Choice
Financing Authority, Clean
Energy Project, Series F (RB)
5.00%, 02/01/55 (c) (p) 4,000 4,240,710
California Community Choice
Financing Authority, Clean
Energy Project, Series G (RB)
5.00%, 11/01/55 (c) (p) 3,000 3,114,135
California Community Choice
Financing Authority, Clean
Energy Project, Series H (RB)
5.00%, 01/01/56 (c) (p) 7,500 8,135,565
California Health Facilities
Financing Authority, Adventist
Health System, Series A (RB)
3.00%, 03/01/39 (c) 1,000 812,322
5.25%, 12/01/40 (c) 1,250 1,278,953
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
A (RB)
5.00%, 08/15/31 (c) 310 316,018
California Health Facilities
Financing Authority, Cedars-
Sinai Medical Center, Series
B (RB)
3.00%, 08/15/34 (c) 400 371,159
California Health Facilities
Financing Authority,
CommonSpirit Health, Series
A (RB)
4.00%, 04/01/37 (c) 1,060 1,041,177
4.00%, 04/01/38 (c) 500 487,341
California Health Facilities
Financing Authority,
Providence St. Joseph Health,
Series A (RB)
3.00%, 10/01/41 (c) 680 536,047
California Health Facilities
Financing Authority, Stanford
Health Care, Series A (RB)
5.00%, 11/15/31 (c) 750 785,002
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/35 (c) 1,575 1,625,305
California Health Facilities
Financing Authority, Sutter
Health, Series B (RB)
4.00%, 11/15/41 (c) 1,000 910,647
California Housing Finance
Agency (RB)
3.25%, 08/20/36 1,883 1,756,023
3.50%, 11/20/35 1,166 1,088,690
3.75%, 03/25/35 6,013 5,969,154

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/42 (c) $ 1,165 $ 1,027,717
California State Public
Works Board, Department
of Corrections and
Rehabilitation, Series D (RB)
3.00%, 09/01/31 (c) 500 494,766
3.00%, 09/01/32 (c) 360 352,707
California State Public Works
Board, May Lee State Office
Complex, Series A (RB)
5.00%, 04/01/41 (c) 1,750 1,850,769
California State Public
Works Board, New Natural
Resources Headquarters,
Series C (RB)
5.00%, 11/01/40 (c) 2,650 2,769,384
California State Public Works
Board, Various Capital
Projects, Series A (RB)
5.00%, 08/01/35 (c) 2,000 2,171,358
California State Public Works
Board, Various Capital
Projects, Series B (RB)
5.00%, 12/01/34 (c) 2,000 2,228,551
5.00%, 12/01/35 (c) 1,845 2,030,625
California State Public Works
Board, Various Capital
Projects, Series C (RB)
4.00%, 11/01/31 (c) 1,000 1,008,924
5.00%, 08/01/34 (c) 1,000 1,096,417
5.00%, 09/01/35 (c) 2,835 3,186,706
5.00%, 09/01/36 (c) 3,000 3,327,711
California State University,
Series A (RB)
5.00%, 11/01/31 (c) 1,510 1,533,721
5.00%, 11/01/31 (c) 2,035 2,043,029
California Statewide
Communities Development
Authority, Front Porch
Communities and Services,
Series A (RB)
3.00%, 04/01/37 (c) 1,000 869,929
Central Valley Energy Authority
(RB)
5.00%, 12/01/55 (c) (p) 2,000 2,136,968
City and County of San
Francisco, Moscone
Convention Center Expansion
Project, Series B (CP)
4.00%, 04/01/36 (c) 2,000 1,999,950
City of Los Angeles Department
of Airports, Series A (RB)
5.00%, 05/15/35 1,000 1,152,040
Par
(000’s) Value
California (continued)
City of Los Angeles,
Department of Airports, Los
Angeles International Airport,
Series B (RB)
4.00%, 05/15/36 (c) $ 1,000 $ 1,012,595
5.00%, 05/15/37 (c) 1,400 1,504,774
City of Los Angeles,
Department of Water and
Power, Series A (RB)
5.00%, 07/01/37 (c) 1,150 1,231,016
5.00%, 07/01/38 (c) 1,900 2,012,271
County of Los Angeles, Long
Beach Unified School District,
Series D-1 (GO)
0.00%, 08/01/39 (c) ^ 1,250 631,287
County of Santa Clara, Series
C (GO)
5.00%, 08/01/33 (c) 525 545,779
Department of Water and
Power, City of Los Angeles,
Series A (RB)
5.00%, 07/01/38 (c) 445 469,974
Eastern Municipal Water
District, Financing Authority,
Water and Wastewater,
Series B (RB) (BAM-TCRS)
4.00%, 07/01/35 (c) 1,150 1,151,253
Fontana Redevelopment
Agency Successor Agency,
Series A (TA)
5.00%, 10/01/32 (c) 760 790,997
Fremont Union High School
District (GO)
4.00%, 08/01/40 (c) 2,350 2,167,927
Kern High School District,
Series C (GO) (AGM)
2.00%, 08/01/31 (c) 1,600 1,453,701
2.00%, 08/01/32 (c) 3,000 2,641,083
Los Angeles California,
Department of Airports of
The City of Los Angeles,
Series D (RB)
5.00%, 05/15/41 (c) 2,000 2,155,579
Los Angeles Community
College District, Series J (GO)
4.00%, 08/01/33 (c) 750 756,929
Los Angeles Community
College District, Series L (GO)
5.00%, 08/01/36 (c) 1,000 1,114,156
Los Angeles County
Metropolitan Transportation
Authority, Sales Tax, Series
A (RB)
4.00%, 06/01/35 (c) 1,000 1,012,429
4.00%, 06/01/36 (c) 1,045 1,051,557
4.00%, 06/01/38 (c) 1,460 1,444,571
4.00%, 06/01/39 (c) 1,000 975,497
5.00%, 06/01/35 (c) 1,000 1,082,032
5.00%, 07/01/36 (c) 900 985,798

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
5.00%, 07/01/37 (c) $ 1,060 $ 1,149,326
5.00%, 07/01/38 (c) 1,880 2,023,215
Los Angeles County Public
Works Financing Authority,
Lakma Bulding for
Permanent Collection Project,
Series A (RB)
4.00%, 12/01/38 (c) 1,500 1,433,748
Los Angeles County, Public
Works Financing Authority,
Series H (RB)
5.25%, 12/01/41 (c) 3,000 3,229,051
Los Angeles Department of
International Airport, Series
B (RB)
4.00%, 05/15/39 (c) 1,900 1,856,822
Los Angeles Department of
Water & Power (RB) (BAM)
5.00%, 07/01/35 (c) 500 553,900
5.00%, 07/01/36 (c) 500 545,985
5.00%, 07/01/40 (c) 325 340,592
Los Angeles Department of
Water and Power, Series A
(RB)
5.00%, 07/01/40 (c) 2,000 2,050,060
Los Angeles Department of
Water and Power, Series B
(RB)
5.00%, 07/01/40 (c) 1,380 1,421,191
Los Angeles Department of
Water and Power, Series C
(RB)
5.00%, 07/01/34 (c) 1,125 1,197,504
5.00%, 07/01/36 (c) 1,500 1,573,320
Los Angeles Department of
Water and Power, Series D
(RB)
5.00%, 07/01/38 (c) 2,000 2,018,257
5.00%, 07/01/39 (c) 1,000 1,042,438
Los Angeles Municipal
Improvement Corp., Series
B (RB)
4.00%, 11/01/35 (c) 2,000 1,971,134
Los Angeles Unified School
District, AD Valorem Property
Tax, Series C (GO)
4.00%, 07/01/37 (c) 2,000 1,980,424
4.00%, 07/01/38 (c) 1,605 1,577,892
Los Angeles Unified School
District, AD Valorem Property
Tax, Series RYRR (GO)
4.00%, 07/01/37 (c) 1,500 1,499,341
5.00%, 07/01/35 (c) 1,300 1,438,123
Los Angeles Unified School
District, Series A (GO)
4.00%, 07/01/33 (c) 1,580 1,601,975
Los Angeles Unified School
District, Series C (GO)
3.00%, 07/01/35 (c) 1,880 1,741,078
Par
(000’s) Value
California (continued)
4.00%, 07/01/36 (c) $ 2,000 $ 2,011,740
Los Angeles Unified School
District, Series QRR (GO)
5.00%, 07/01/41 (c) 2,250 2,403,229
Los Angeles Unified School
District, Series RYQ (GO)
4.00%, 07/01/37 (c) 1,000 990,212
Mount Diablo Unified School
District, Series B (GO)
4.00%, 08/01/35 (c) 1,000 1,027,453
Mountain House Public
Financing Authority,
California Utility System,
Series B (RB) (BAM)
4.00%, 12/01/40 (c) 500 483,888
MSR Energy Authority,
California Gas, Series B (RB)
6.50%, 11/01/39 2,225 2,633,855
7.00%, 11/01/34 2,220 2,636,936
Oakland Unified School District,
Series A (GO) (BAM)
4.00%, 08/01/39 (c) 1,055 1,034,586
Orange County, Local
Transportation Authority
Sales Tax (RB)
4.00%, 02/15/38 (c) 1,500 1,499,151
Palomar Health, Series B (GO)
4.00%, 08/01/35 (c) 1,000 826,751
Public Utilities Commission
of the City and County of
San Francisco, Wastewater
Revenue, Series B (RB)
4.00%, 10/01/39 (c) 1,000 955,353
Regents of the University of
California Medical Center
Pooled, Series L (RB)
5.00%, 05/15/33 (c) 650 658,744
Riverside County
Transportation Commission,
Series A (RB)
4.00%, 06/01/41 (c) 1,425 1,301,026
Riverside County
Transportation Commission,
Series B (RB)
4.00%, 06/01/38 (c) 2,375 2,282,948
5.00%, 06/01/37 (c) 560 577,965
San Diego Association of
Governments South Bay
Expressway Toll, Series A (RB)
5.00%, 07/01/42 (c) 610 617,265
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/34 (c) 535 569,788
San Diego County Regional
Airport Authority, Series B
(RB)
5.00%, 07/01/34 (c) 2,075 2,241,767

Par
(000’s) Value
California (continued)
San Francisco City & County,
Airport Commission, San
Francisco International
Airport, Series B (RB)
4.00%, 05/01/37 (c) $ 1,010 $ 1,017,277
San Francisco City & County,
Public Utilities Commission
Wastewater, Series A (RB)
5.00%, 10/01/36 (c) 1,000 1,104,869
San Francisco County
Transportation Authority (RB)
3.00%, 02/01/34 (c) 500 476,109
San Francisco Unified School
District, Series B (GO)
4.00%, 06/15/34 (c) 2,000 2,004,051
San Jacinto County,
Transportation Authority,
Limited Tax (RB)
4.00%, 03/01/41 (c) 1,000 921,247
San Joaquin Valley Clean
Energy Authority, Series A
(RB)
5.50%, 01/01/56 (c) (p) 1,000 1,100,816
San Joquin Hills Transportation
Corridor Agency, Series A (RB)
4.00%, 01/15/34 (c) 1,000 1,021,224
San Jose Evergreen Community
College District, Series B (GO)
3.00%, 09/01/41 (c) 825 678,932
Santa Clara County Financing
Authority, Capital Facilities,
Series A (RB)
5.00%, 05/01/34 (c) 750 832,963
Santa Clara County Financing
Authority, Multiple Facilities
Projects, Series Q (RB)
3.00%, 05/15/35 (c) 1,000 914,311
4.00%, 05/15/32 (c) 1,510 1,510,445
Santa Clara County, Mountain
View, Los Altos Union High
School, Series A (GO)
3.35%, 08/01/36 (c) 1,520 1,444,209
Santa Clara Unified School
District (GO)
3.00%, 07/01/34 (c) 2,000 1,906,110
3.00%, 07/01/34 (c) 395 378,150
3.00%, 07/01/35 (c) 1,535 1,425,002
Santa Monica-Malibu Unified
School District, Series C (GO)
5.00%, 08/01/39 (c) 1,000 1,071,373
5.00%, 08/01/40 (c) 1,000 1,062,603
State of California, Department
of Water Resources, Central
Valley Project, Series AX (RB)
5.00%, 12/01/31 (c) 915 960,976
State of California, Various
Purpose (GO)
3.00%, 10/01/33 (c) 2,000 1,924,781
3.12%, 04/01/35 (c) 1,575 1,496,778
Par
(000’s) Value
California (continued)
4.00%, 09/01/32 (c) $ 1,815 $ 1,825,809
4.00%, 08/01/33 (c) 700 702,333
4.00%, 10/01/33 (c) 1,795 1,876,446
4.00%, 09/01/34 (c) 1,500 1,503,091
4.00%, 10/01/34 (c) 2,000 2,072,468
4.00%, 11/01/34 (c) 2,895 2,985,532
4.00%, 11/01/35 (c) 1,285 1,310,326
4.00%, 03/01/36 (c) 9,300 9,416,190
4.00%, 03/01/37 (c) 5,020 5,053,599
4.00%, 09/01/37 (c) 2,000 2,016,156
4.00%, 11/01/38 (c) 2,000 1,985,113
4.00%, 10/01/39 (c) 2,300 2,262,282
5.00%, 10/01/31 (c) 5,050 5,504,367
5.00%, 10/01/31 4,000 4,523,783
5.00%, 11/01/31 (c) 2,645 2,769,016
5.00%, 04/01/32 (c) 2,500 2,692,381
5.00%, 04/01/32 4,270 4,843,905
5.00%, 11/01/34 (c) 1,610 1,747,762
5.00%, 03/01/35 (c) 2,285 2,451,829
5.00%, 04/01/35 (c) 3,500 3,698,465
5.00%, 08/01/35 (c) 490 497,698
5.00%, 09/01/35 (c) 2,250 2,485,213
5.00%, 03/01/36 (c) 1,000 1,125,496
5.00%, 04/01/36 (c) 3,000 3,151,111
5.00%, 08/01/36 (c) 3,245 3,377,899
5.00%, 08/01/36 (c) 3,000 3,342,695
5.00%, 09/01/36 (c) 1,500 1,663,158
5.00%, 09/01/36 (c) 2,000 2,200,666
5.00%, 10/01/36 (c) 2,000 2,190,019
5.00%, 12/01/36 (c) 2,000 2,135,230
5.00%, 08/01/37 (c) 4,000 4,412,431
5.00%, 08/01/39 (c) 1,250 1,352,136
5.00%, 10/01/39 (c) 2,615 2,797,840
State of California, Various
Purpose (GO) (AGM)
5.25%, 08/01/32 5,750 6,518,386
State of California, Various
Purpose (GO) (SAW)
5.00%, 12/01/34 (c) 1,000 1,013,846
The Regents of the University
of California, Series BV (RB)
5.00%, 05/15/38 (c) 2,000 2,166,650
5.00%, 05/15/40 (c) 1,000 1,066,367
The Regents of the University
of California, Series BW (RB)
5.00%, 05/15/40 (c) 1,000 1,066,367
University of California, Series
BE (RB)
5.00%, 05/15/36 (c) 1,500 1,596,329
University of California, Series
BM (RB)
5.00%, 05/15/35 (c) 1,000 1,114,439
University of California, Series
BN (RB)
5.00%, 05/15/35 (c) 2,000 2,228,878
5.00%, 05/15/36 (c) 1,000 1,101,476
5.00%, 05/15/37 (c) 1,000 1,088,840
5.00%, 05/15/41 (c) 1,000 1,051,280

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
University of California, Series
BQ (RB)
5.00%, 05/15/35 (c) $ 1,000 $ 1,114,439
University of California, Series
O (RB)
5.00%, 05/15/36 (c) 1,170 1,210,533
University of California, Series
Q (RB)
4.00%, 05/15/39 (c) 2,500 2,453,445
327,263,218
Colorado : 2.3%
Adams & Arapahoe Counties
Joint School District 28J
Aurora (GO) (SAW)
5.50%, 12/01/33 500 586,644
5.50%, 12/01/34 1,200 1,415,147
5.50%, 12/01/35 2,000 2,360,310
5.50%, 12/01/36 (c) 2,350 2,735,752
Boulder Valley School District
No. Re-2 Boulder (GO) (SAW)
5.00%, 12/01/41 (c) 500 500,189
Cherry Creek, Colarado School
District No. 5, Arapahoe
County (GO) (SAW)
5.25%, 12/15/41 (c) 1,000 1,076,619
City and County of Denver,
Series A-2 (RB)
0.00%, 08/01/36 (c) ^ 1,200 726,171
Colorado Health Facilities
Authority (RB)
4.00%, 08/01/38 (c) 2,350 2,190,824
5.00%, 11/15/57 (c) (p) 1,465 1,604,613
Colorado Health Facilities
Authority, Advenhealth,
Series A (RB)
4.00%, 11/15/38 (c) 2,000 1,928,277
Colorado Health Facilities
Authority, Commonspirit
Health, Series A (RB)
5.00%, 12/01/34 2,000 2,189,263
5.00%, 12/01/39 (c) 1,000 1,040,220
Colorado Health Facilities
Authority, Sanford, Series A
(RB)
4.00%, 11/01/39 (c) 2,000 1,863,305
Denver City and County School
District No. 1 (GO) (SAW)
3.00%, 12/01/36 (c) 1,430 1,278,136
5.00%, 12/01/39 (c) 1,000 1,044,438
Denver City and County
School, Board of Water
Commissioners, Series A (RB)
3.00%, 12/15/37 (c) 1,000 864,435
Pueblo City, Schools District No.
60 (GO) (SAW)
3.00%, 12/15/37 (c) 500 431,328
5.00%, 12/15/34 (c) 1,010 1,073,279
5.00%, 12/15/38 (c) 1,625 1,677,478
Par
(000’s) Value
Colorado (continued)
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 $ 1,500 $ 1,387,751
Regional Transportation
District, Fastracks Project,
Series A (RB)
5.00%, 11/01/36 (c) 1,820 1,844,797
Regional Transportation
District, Fastracks Project,
Series B (RB)
2.00%, 11/01/41 (c) 850 567,243
5.00%, 11/01/33 (c) 530 551,552
5.00%, 11/01/34 (c) 1,995 2,072,155
School District No. 1, County
of Denver, State of Colorado,
Series A (GO) (SAW)
5.25%, 12/01/40 (c) 1,000 1,088,991
Southern Ute Indian Tribe of
the Southern Ute Reservation
of Colorado (GO)
5.00%, 04/01/35 2,000 2,111,935
State of Colorado, Series A (CP)
4.00%, 12/15/36 (c) 1,315 1,302,205
4.00%, 12/15/40 (c) 250 233,498
5.00%, 12/15/34 (c) 1,000 1,089,551
The Regents of the University
of Colorado, Series A (RB)
5.00%, 06/01/36 (c) 2,000 2,225,586
University of Colorado, Series
A-2 (RB)
3.00%, 06/01/33 (c) 330 313,636
3.00%, 06/01/33 (c) 470 466,966
Weld County School District No.
6 (GO) (SAW)
5.00%, 12/01/36 (c) 2,165 2,274,453
44,116,747
Connecticut : 2.6%
City of Hartford, Connecticut,
State Contract Assistance (RB)
5.00%, 07/15/32 1,500 1,674,568
5.00%, 07/15/33 1,000 1,120,222
City of New Haven, Connecticut
(GO) (AGC)
5.00%, 08/01/33 2,000 2,230,285
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A
(RB)
4.40%, 11/15/38 (c) 1,530 1,514,614
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series A-1
(RB) (SAW)
1.70%, 05/15/34 (c) 1,290 1,023,715

Par
(000’s) Value
Connecticut (continued)
Connecticut Housing Finance
Authority Housing Mortgage
Finance Program, Series D-1
(RB)
3.20%, 11/15/32 (c) $ 260 $ 251,097
Connecticut State Health
& Educational Facilities
Authority (RB)
5.00%, 07/01/64 (p) 7,500 8,425,574
Connecticut State Health
and Educational Facilities
Authority, Hartford Health
Issue, Series A (RB) (SD CRED
PROG)
5.00%, 07/01/34 (c) 335 352,344
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
5.00%, 07/01/32 (c) 1,700 1,773,547
State of Connecticut Health
and Educational Facilities
Authority, Series U (RB)
5.00%, 07/01/33 2,000 2,273,128
State of Connecticut Special
Tax, Series A-2 (RB)
5.00%, 07/01/42 (c) 1,000 1,046,318
State of Connecticut, Series A
(GO)
3.00%, 01/15/32 (c) 2,200 2,172,139
3.00%, 01/15/34 (c) 1,000 937,539
3.00%, 01/15/35 (c) 2,500 2,291,651
3.00%, 01/15/36 (c) 1,000 894,522
4.00%, 04/15/36 (c) 250 249,355
4.00%, 01/15/37 (c) 2,000 2,008,027
5.00%, 03/15/35 500 567,072
5.00%, 03/15/36 (c) 1,000 1,120,207
5.00%, 01/15/37 (c) 1,000 1,095,109
5.00%, 03/15/41 (c) 1,110 1,174,264
State of Connecticut, Series B
(GO)
3.00%, 01/15/40 (c) 2,220 1,780,386
5.00%, 12/01/34 1,500 1,701,242
5.00%, 01/15/37 (c) 1,505 1,648,139
State of Connecticut, Series C
(GO)
4.00%, 06/01/34 (c) 1,950 1,998,200
State of Connecticut, Series E
(GO)
5.00%, 11/15/32 1,000 1,127,679
State of Connecticut, Series F
(GO)
5.00%, 11/15/31 (c) 1,550 1,556,559
5.00%, 11/15/32 (c) 1,525 1,530,455
State of Connecticut, Special
Tax, Series A (RB)
5.00%, 07/01/31 350 391,175
5.00%, 09/01/32 (c) 475 484,811
5.00%, 05/01/35 (c) 1,500 1,622,136
Par
(000’s) Value
Connecticut (continued)
State of Connecticut, Special
Tax, Transportation
Infrastructure Purposes,
Series A (RB)
5.00%, 05/01/33 (c) $ 1,025 $ 1,124,768
49,160,847
Delaware : 0.3%
Delaware Health Facilities
Authority, Bayhealth Medical
Center Project, Series A (RB)
4.00%, 07/01/40 (c) 1,000 905,673
State of Delaware (GO)
2.00%, 02/01/35 (c) 1,000 808,812
State of Delaware, Series A
(GO)
2.00%, 01/01/36 (c) 650 513,178
4.00%, 05/01/41 (c) 1,000 968,576
4.00%, 05/01/42 (c) 500 474,710
5.00%, 05/01/36 (c) 1,000 1,108,596
4,779,545
District of Columbia : 1.9%
District of Columbia (RB)
5.00%, 04/01/60 (c) (p) 1,000 1,078,971
District of Columbia Income
Tax Revenue (RB)
5.00%, 06/01/32 1,700 1,915,427
5.00%, 06/01/33 1,000 1,130,232
5.00%, 06/01/34 1,000 1,131,929
5.00%, 06/01/36 (c) 2,000 2,229,090
5.00%, 06/01/40 (c) 1,000 1,065,300
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/34 (c) 2,250 2,389,493
District of Columbia, Income
Tax, Series A (RB)
4.00%, 03/01/40 (c) 2,000 1,858,385
5.00%, 06/01/35 1,000 1,131,332
5.00%, 07/01/36 (c) 2,000 2,160,222
District of Columbia, Series A
(GO)
5.00%, 06/01/33 (c) 580 598,022
5.00%, 06/01/34 (c) 1,000 1,027,956
5.00%, 06/01/35 (c) 750 779,426
5.00%, 01/01/37 (c) 1,000 1,079,962
District of Columbia, Series A
(RB)
3.00%, 03/01/41 (c) 2,000 1,616,248
5.00%, 03/01/36 (c) 1,000 1,046,030
District of Columbia, Series C
(RB)
5.00%, 05/01/36 (c) 1,000 1,055,254
District of Columbia, Water and
Sewer Authority, Series A (RB)
5.00%, 10/01/40 (c) 1,000 1,059,315
Washington Metropolitan Area
Transit Authority, Series A
(RB)
4.00%, 07/15/34 (c) 4,000 4,091,011

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
District of Columbia (continued)
5.00%, 07/15/37 (c) $ 2,000 $ 2,115,977
5.00%, 07/15/37 (c) 1,400 1,466,272
Washington Metropolitan Area
Transit Authority, Series A-2
(RB)
5.00%, 07/01/33 (c) 550 563,673
5.00%, 07/01/34 (c) 810 826,028
Washington Metropolitan Area
Transit Authority, Series B
(RB)
5.00%, 07/01/31 (c) 650 672,518
5.00%, 07/01/37 (c) 1,140 1,152,149
35,240,222
Florida : 2.6%
Broward County, Florida
Tourist Development,
Convention Center Expansion
Project (RB)
4.00%, 09/01/36 (c) 2,000 2,009,491
Central Florida Expressway
Authority (RB) (BAM)
3.00%, 07/01/34 (c) 520 484,469
4.00%, 07/01/41 (c) 845 788,451
Central Florida Expressway
Authority, Series A (RB)
4.00%, 07/01/31 (c) 1,250 1,257,557
Central Florida Expressway
Authority, Series A (RB) (BAM)
5.00%, 07/01/38 (c) 2,000 2,024,711
Central Florida Expressway
Authority, Series B (RB)
4.00%, 07/01/39 (c) 2,000 1,894,402
City of Gainesville, Utilities
System, Series A (RB)
5.00%, 10/01/34 (c) 1,045 1,080,739
City of Jacksonville, Series A
(RB)
5.00%, 10/01/32 (c) 1,095 1,176,637
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/31 (c) 2,000 2,089,428
5.00%, 11/01/37 (c) 560 570,541
City of Tampa Florida, H. Lee
Moffitt Cancer Center Project,
Series B (RB)
4.00%, 07/01/38 (c) 1,000 933,745
County of Miami-Dade (RB)
0.00%, 10/01/31 (c) ^ 565 443,603
0.00%, 10/01/32 (c) ^ 400 298,517
5.00%, 10/01/34 (c) 2,005 2,051,660
County of Miami-Dade,
Building Better Communities
Program, Series A (GO)
5.00%, 07/01/34 (c) 555 563,302
County of Miami-Dade,
Building Better Communities
Program, Series A (GO) (SAW)
4.00%, 07/01/36 (c) 1,600 1,615,278
Par
(000’s) Value
Florida (continued)
County of Miami-Dade,
Expressway Authority Toll
System, Series A (RB)
5.00%, 07/01/39 (c) $ 2,000 $ 2,001,100
County of Miami-Dade, Florida
Aviation, Series A (RB)
4.00%, 10/01/39 (c) 1,500 1,435,053
County of Miami-Dade, Florida
Transit System (RB)
4.00%, 07/01/34 (c) 865 867,794
County of Miami-Dade, Water
and Sewer System (RB)
5.00%, 10/01/32 (c) 3,500 3,856,654
County of Miami-Dade, Water
and Sewer System, Series B
(RB)
3.00%, 10/01/34 (c) 370 346,854
Florida Development Finance
Corp., Lakeland Regional
Health Systems (RB)
4.00%, 11/15/35 (c) 2,000 1,964,682
Florida Housing Finance Corp.,
Homeowner Mortgage (RB)
2.10%, 07/01/35 (c) 950 754,886
JEA Electric System, Series A
(RB) (AGC)
5.00%, 10/01/33 1,000 1,128,455
JEA Electric System, Series B
(RB)
5.00%, 10/01/32 (c) 885 917,136
JEA Water & Sewer System
Revenue (RB)
5.00%, 10/01/39 (c) 750 799,444
Lee County, Industrial
Development Authority,
Health System, Inc., Series
A-1 (RB)
5.00%, 04/01/34 (c) 605 628,567
Leon County, City of
Tallahassee, Blueprint
Intergovernmental Agency
(RB)
5.00%, 10/01/38 (c) 1,000 1,061,556
Miami-Dade County, Building
Better Communities
Program, Series D (GO)
5.00%, 07/01/41 (c) 2,000 2,012,086
Miami-Dade County, Florida
Water and Sewer System,
Series B (RB)
5.00%, 10/01/40 (c) 500 527,822
Mid-Bay Bridge Authority (RB)
(AG)
5.00%, 10/01/34 1,000 1,106,533
5.00%, 10/01/35 750 823,798

Par
(000’s) Value
Florida (continued)
Orange County Health Facilities
Authority, Orlando Health
Obligated Group, Series A
(RB)
5.00%, 10/01/40 (c) $ 1,000 $ 1,048,052
Orange County, Health
Facilities Authority, Series A
(RB)
5.00%, 10/01/36 (c) 1,325 1,340,564
5.00%, 10/01/39 (c) 1,000 1,004,951
Orlando Utilities Commission,
Series B (RB)
5.00%, 10/01/39 (c) 750 806,811
Reedy Creek Improvement
District, Series A (GO)
5.00%, 06/01/35 (c) 1,000 1,016,079
South Miami Health Facilities
Authority, Baptist Health (RB)
5.00%, 08/15/32 (c) 800 825,354
State of Florida Board
of Governors, Florida
State University Athletics
Association, Series A (RB)
(BAM)
5.00%, 10/01/40 (c) 2,000 2,098,454
State of Florida, Department
of Transportation Financing
Corp. (RB)
3.00%, 07/01/31 (c) 1,000 972,361
3.00%, 07/01/35 (c) 1,000 905,967
49,533,544
Georgia : 2.3%
City of Atlanta, Airport
Passenger Facility Charge,
Series C (RB)
5.00%, 07/01/35 (c) 800 842,424
5.00%, 07/01/38 (c) 2,275 2,351,629
City of Atlanta, Water and
Wastewater (RB)
5.00%, 11/01/32 (c) 1,000 1,001,542
City of Atlanta, Water and
Wastewater (RB) (BAM)
5.00%, 11/01/34 1,000 1,134,971
County of Fulton (GO)
4.00%, 07/01/40 (c) 1,500 1,458,438
Dekalb County, Water and
Sewerage, Series B (RB)
(AGM)
5.00%, 10/01/35 (c) 1,530 1,543,668
Fulton County, Georgia Water
and Sewerage, Series A (RB)
3.00%, 01/01/37 (c) 3,000 2,656,744
Gainesville and Hall County
Hospital Authority, Northeast
Georgia Health System,
Series A (RB)
4.00%, 02/15/42 (c) 1,000 880,371
Par
(000’s) Value
Georgia (continued)
Georgia Housing and Finance
Authority, Series A (RB)
4.10%, 12/01/39 (c) $ 1,000 $ 944,358
Georgia Housing and Finance
Authority, Single Family
Mortgage, Series B-1 (RB)
2.90%, 12/01/31 (c) 925 878,459
3.35%, 12/01/41 (c) 215 181,403
Georgia State Housing and
Finance Authority, Series A
(RB)
4.15%, 12/01/40 (c) 1,000 968,096
Main Street Natural Gas Inc,
Series C (RB)
5.00%, 12/01/54 (c) (p) 1,000 1,051,474
Main Street Natural Gas, Inc.
(RB)
5.00%, 12/01/55 (c) (p) 1,000 1,043,880
Main Street Natural Gas, Inc.,
Gas Supply, Series A (RB)
5.00%, 05/15/35 2,000 2,099,387
5.00%, 05/01/54 (c) (p) 2,000 2,121,348
Main Street Natural Gas, Inc.,
Gas Supply, Series E (RB)
5.00%, 12/01/53 (c) (p) 2,000 2,113,723
Main Street Natural Gas, Inc.,
Series E (RB)
5.00%, 05/01/55 (c) (p) 1,500 1,575,618
Private Colleges & Universities
Authority (RB)
5.00%, 09/01/32 1,000 1,120,445
5.00%, 09/01/33 2,000 2,242,693
Private Colleges and
Universities Authority, Emory
University, Series B (RB)
4.00%, 09/01/36 (c) 2,175 2,181,701
4.00%, 10/01/38 (c) 2,000 1,939,552
4.00%, 09/01/40 (c) 2,000 1,867,154
State of Georgia, Private
Colleges and Universities
Authority, Emory University,
Series B (RB)
5.00%, 09/01/33 1,000 1,120,593
State of Georgia, Road and
Tollway Authority (RB)
5.00%, 06/01/32 (c) 2,000 2,178,749
State of Georgia, Road and
Tollway Authority, Series A
(RB)
4.00%, 07/15/35 (c) 3,255 3,292,312
State of Georgia, Series A (GO)
5.00%, 02/01/32 (c) 2,000 2,059,874
5.00%, 02/01/33 (c) 1,200 1,232,915
44,083,521
Guam : 0.1%
Territory of Guam (RB)
5.00%, 01/01/36 (c) 1,000 1,059,198
Underline

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Hawaii : 0.4%
City & County of Honolulu,
Hawaii, Series D (GO)
5.00%, 09/01/32 (c) $ 1,015 $ 1,056,187
City and County of Honolulu,
Hawaii Wastewater System,
Series A (RB)
4.00%, 07/01/33 (c) 1,480 1,487,630
City and County of Honolulu,
Hawaii Wastewater System,
Series B (RB)
5.00%, 07/01/36 (c) 875 918,219
State of Hawaii (RB)
5.00%, 01/01/36 (c) 1,000 1,073,625
State of Hawaii, Department
of Transportation Airports
Division, Series D (RB) (BAM)
5.00%, 07/01/34 (c) 2,000 2,146,622
State of Hawaii, Series FK (GO)
3.25%, 05/01/33 (c) 1,000 980,231
5.00%, 05/01/34 (c) 690 710,091
8,372,605
Idaho : 0.1%
Idaho Health Facilities
Authority, St. Luke's Health
System Project, Series C (RB)
5.00%, 03/01/60 (c) (p) 1,000 1,074,593
Underline
Illinois : 4.1%
Chicago O'Hare International
Airport, Series A (RB)
5.00%, 01/01/35 (c) 1,000 1,058,852
Chicago O'Hare International
Airport, Series B (RB)
5.00%, 01/01/34 (c) 365 371,870
City of Chicago, Chicago O'Hare
International Airport (RB)
(BAM)
5.25%, 01/01/41 (c) 1,205 1,246,835
City of Chicago, Chicago O'Hare
International Airport, Series
B (RB)
5.00%, 01/01/39 (c) 2,000 2,015,602
5.00%, 01/01/41 (c) 2,120 2,120,779
City of Chicago, Second Lien
Wastewater Transmission,
Series B (RB) (BAM)
5.00%, 01/01/33 1,000 1,115,047
City of Chicago, Second Lien
Water (RB) (AGM)
5.00%, 11/01/34 (c) 1,420 1,454,721
5.00%, 11/01/36 (c) 1,500 1,528,620
City of Chicago, Series A (GO)
5.00%, 01/01/32 (c) 1,000 1,046,333
5.00%, 01/01/33 (c) 2,455 2,552,060
5.25%, 01/01/38 (c) 2,000 2,041,248
City of Chicago, Series C (GO)
5.00%, 01/01/38 (c) 1,150 1,137,272
Par
(000’s) Value
Illinois (continued)
City of Chicago, Wastewater
Transmission, Series A (RB)
(BAM)
5.00%, 01/01/40 (c) $ 1,000 $ 1,049,123
5.00%, 01/01/41 (c) 1,000 1,039,943
City of Chicago, Wastewater
Transmission, Series B (RB)
5.00%, 01/01/36 (c) 750 758,599
City of Chicago, Wastewater
Transmission, Series B (RB)
(AGM)
5.00%, 01/01/37 (c) 1,000 1,057,748
Illinois Finance Authority (RB)
5.00%, 04/01/34 1,605 1,780,299
Illinois Finance Authority, Carle
Foundation, Series A (RB)
5.00%, 08/15/35 (c) 1,000 1,065,005
Illinois Finance Authority, Clean
Water Initiative (RB)
4.00%, 07/01/35 (c) 1,600 1,614,138
4.00%, 07/01/37 (c) 1,000 985,577
5.00%, 07/01/36 (c) 2,560 2,676,851
Illinois Finance Authority, Clean
Water Initiative (RB) (AGM)
5.00%, 07/01/34 (c) 1,400 1,480,630
Illinois Finance Authority,
Memorial Health System (RB)
5.00%, 04/01/34 (c) 1,435 1,497,386
Illinois Finance Authority,
NorthShore University
HealthSystem, Series A (RB)
5.00%, 08/15/32 (c) 1,365 1,473,368
5.00%, 08/15/33 (c) 1,000 1,070,919
5.00%, 08/15/34 (c) 1,295 1,375,589
Illinois Finance Authority, The
University of Chicago, Series
B (RB)
5.00%, 04/01/36 (c) 1,500 1,624,226
Illinois Housing Development
Authority, Series B (RB)
3.45%, 10/01/33 (c) 420 405,030
Illinois Municipal Electric
Agency Power Supply System,
Series A (RB)
4.00%, 02/01/34 (c) 1,500 1,499,591
Illinois State Finance Authority,
Ann & Robert H. Lurie
Children's Hospital (RB)
4.00%, 08/15/37 (c) 1,000 953,705
Illinois State Finance Authority,
University of Chicago, Series
A (RB)
5.00%, 10/01/33 1,000 1,110,237
Illinois State Municipal Electric
Agency, Power Supply, Series
A (RB)
4.00%, 02/01/35 (c) 2,000 1,979,810

Par
(000’s) Value
Illinois (continued)
Illinois State Toll Highway
Authority, Series A (RB)
5.00%, 01/01/37 (c) $ 2,000 $ 2,157,116
5.00%, 01/01/40 (c) 2,000 1,999,463
Illinois State Toll Highway
Authority, Series B (RB)
5.00%, 01/01/37 (c) 1,500 1,503,518
5.00%, 01/01/40 (c) 1,000 1,000,440
Illinois State, Series C (GO)
4.00%, 10/01/40 (c) 1,000 888,900
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
0.00%, 06/15/37 (c) ^ 1,500 875,328
Metropolitan Water
Reclamation District of
Greater Chicago, Series B
(GO) (NATL-IBC FGIC)
5.25%, 12/01/35 500 577,857
Northern Illinois Municipal
Power Agency, Series A (RB)
4.00%, 12/01/36 (c) 1,500 1,444,233
State of Illinois (GO)
5.00%, 02/01/39 (c) 2,385 2,481,521
5.50%, 05/01/39 (c) 2,000 2,078,724
State of Illinois, Sales Tax,
Series A (RB) (BAM)
3.00%, 06/15/32 (c) 3,000 2,797,256
State of Illinois, Series A (GO)
4.00%, 03/01/40 (c) 2,460 2,212,593
5.00%, 10/01/33 (c) 2,500 2,590,768
5.00%, 03/01/34 (c) 1,000 1,061,258
5.00%, 05/01/35 (c) 2,250 2,305,457
5.00%, 12/01/35 (c) 1,000 1,018,108
5.00%, 05/01/41 (c) 630 633,370
State of Illinois, Series B (GO)
4.00%, 10/01/34 (c) 2,000 1,968,608
5.00%, 05/01/36 (c) 1,000 1,053,505
State of Illinois, Series D (GO)
5.00%, 07/01/36 (c) 1,000 1,053,224
State of Illinois, Series D (RB)
3.00%, 06/15/32 (c) 680 634,045
State of Illinois, Seris B (GO)
5.00%, 05/01/38 (c) 1,145 1,196,968
77,719,273
Indiana : 1.2%
Avon, Indiana Community
School Building Corp., Ad
Valorem Property Tax First
Mortgage (RB)
5.25%, 07/15/39 (c) 1,000 1,073,245
Indiana Finance Authority (RB)
5.00%, 02/01/32 3,000 3,309,992
5.00%, 02/01/33 3,000 3,320,823
5.00%, 10/01/59 (c) (p) 2,000 2,204,130
Indiana Finance Authority, First
Lien Wastewater Utility (RB)
4.00%, 10/01/35 (c) 2,500 2,530,500
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority,
Indiana University Health Inc.,
Series B (RB)
5.00%, 10/01/55 (c) (p) $ 1,000 $ 1,110,090
Indiana Finance Authority,
University Health, Series D
(RB)
5.00%, 10/01/57 (c) (p) 1,000 1,089,386
Indiana Municipal Power
Agency, Series A (RB)
5.00%, 01/01/42 (c) 1,000 1,008,463
Indiana State Finance
Authority, Series C (RB)
5.00%, 02/01/35 500 567,115
5.00%, 02/01/36 (c) 1,000 1,117,015
5.00%, 02/01/37 (c) 1,500 1,655,342
5.00%, 02/01/40 (c) 500 532,582
Indianapolis Local Public
Improvement Bond Bank,
Indiana Convention Center
Hotel, Series E (RB)
5.50%, 03/01/38 (c) 1,000 1,053,288
IPS Multi-School Building Corp.
(RB)
5.00%, 07/15/41 (c) 1,000 1,035,833
Westfield Washington Multi-
School Building Corporation,
Hamilton County, Indiana,
Series A (RB) (BAM)
5.00%, 07/15/35 (c) 750 832,614
5.25%, 07/15/41 (c) 750 794,490
23,234,908
Iowa : 0.2%
Iowa Finance Authority (RB)
5.00%, 08/01/31 (c) 1,000 1,037,173
Iowa Finance Authority, Series
A (RB)
5.00%, 08/01/36 (c) 1,000 1,095,198
5.00%, 08/01/37 (c) 1,000 1,088,892
5.00%, 08/01/37 (c) 1,000 1,066,838
4,288,101
Kansas : 0.3%
County of Johnson, Internal
Improvement, Series A (GO)
4.00%, 09/01/34 (c) 750 755,427
Kansas Development Finance
Authority, Adventhealth
Hospital, Series B (RB)
5.00%, 11/15/54 (p) 2,450 2,695,232
State of Kansas, Department of
Transportation, Series A (RB)
5.00%, 09/01/32 (c) 1,165 1,208,702
University of Kansas Hospital
Authority (RB)
4.00%, 09/01/40 (c) 2,000 1,849,524
6,508,885

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Kentucky : 0.7%
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/41 (c) $ 990 $ 961,499
Kentucky Public Energy
Authority, Gas Supply, Series
A-1 (RB)
5.25%, 04/01/54 (c) (p) 3,000 3,217,766
Kentucky Public Energy
Authority, Gas Supply, Series
B (RB)
5.00%, 01/01/55 (c) (p) 3,000 3,174,559
Kentucky State Property and
Building Commission, Project
No. 119 (RB) (BAM)
5.00%, 05/01/34 (c) 3,285 3,424,395
Louisville and Jefferson County,
Metro Government, Norton
Healthcare, Inc., Series A (RB)
4.00%, 10/01/36 (c) 1,000 951,932
5.00%, 10/01/31 (c) 290 294,584
University of Kentucky, Series
A (RB)
3.00%, 10/01/35 (c) 770 705,944
12,730,679
Louisiana : 1.0%
Jefferson Sales Tax District,
Parish of Jefferson, Series B
(RB) (AGM)
4.00%, 12/01/37 (c) 1,300 1,282,743
5.00%, 12/01/33 (c) 615 655,543
Jefferson Sales Tax District,
Series B (RB) (AGM)
4.00%, 12/01/35 (c) 500 502,636
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Series B (RB)
2.50%, 04/01/36 (c) 1,455 1,176,112
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Westlake Chemical
Corp. Project (RB)
3.50%, 11/01/32 (c) 3,040 2,908,033
Louisville Public Facilities
Authority, Tulane University,
Series A (RB)
5.00%, 10/15/36 (c) 1,000 1,072,543
State of Louisiana, Gasoline &
Fuels Tax (RB)
5.00%, 05/01/33 1,000 1,118,207
State of Louisiana, Series A
(GO)
5.00%, 03/01/32 (c) 750 827,229
5.00%, 03/01/33 (c) 930 1,007,078
5.00%, 04/01/35 (c) 1,000 1,103,406
5.00%, 04/01/36 (c) 1,000 1,091,467
Par
(000’s) Value
Louisiana (continued)
5.00%, 03/01/38 (c) $ 1,000 $ 1,054,826
State of Louisiana, Series A
(GO) (BAM)
5.00%, 03/01/34 (c) 910 977,590
State of Louisiana, Series B
(GO)
5.00%, 06/01/34 1,000 1,136,038
5.00%, 06/01/35 1,000 1,134,014
5.00%, 06/01/36 (c) 1,000 1,110,171
18,157,636
Maryland : 1.3%
County of Baltimore, Public
Improvement (GO)
4.00%, 03/01/34 (c) 890 906,603
County of Baltimore, Public
Improvement (GO) (AGC)
4.00%, 03/01/34 (c) 1,925 1,953,553
County of Baltimore, Public
Improvement (GO) (CA MTG
INS)
4.00%, 03/01/36 (c) 2,420 2,422,294
County of Montgomery, Series
A (GO)
3.00%, 08/01/32 (c) 750 733,565
Maryland Community
Development Administration,
Series A (RB) (AGM)
1.95%, 09/01/41 (c) 310 197,983
Maryland Department of
Transportation (RB)
3.00%, 09/01/31 (c) 500 495,585
Maryland Health & Higher
Educational Facilities
Authority (RB) (AGC)
4.25%, 07/01/40 (c) 1,000 975,891
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/42 (c) 400 350,780
Maryland Stadium Authority
(RB)
5.00%, 06/01/40 (c) 1,000 1,051,501
Prince George's County, Public
Improvement, Series A (GO)
5.00%, 08/01/34 (c) 1,500 1,686,995
5.00%, 08/01/35 (c) 2,500 2,778,320
5.00%, 07/15/36 (c) 2,500 2,595,638
State of Maryland, Department
of Transportation (RB) (SAW)
2.12%, 10/01/31 (c) 2,340 2,131,595
State of Maryland, State and
Local Facilities Loan (GO)
4.00%, 08/01/32 (c) 530 543,093
5.00%, 03/15/32 (c) 3,000 3,206,374
State of Maryland, State and
Local Facilities Loan, Series
A (GO)
3.00%, 08/01/31 (c) 1,000 989,190

Par
(000’s) Value
Maryland (continued)
Washington Suburban
Sanitary District, Maryland
Consolidated Public
Improvement (GO)
5.00%, 06/01/34 (c) $ 1,650 $ 1,670,919
24,689,879
Massachusetts : 3.6%
City of Boston, Series A (GO)
5.00%, 11/01/39 (c) 2,000 2,150,236
Commonwealth of
Massachusetts (GO)
5.00%, 08/01/41 (c) 1,000 1,052,574
Commonwealth of
Massachusetts (RB) (BAM)
5.50%, 01/01/34 3,000 3,392,270
Commonwealth of
Massachusetts, Series A (GO)
5.00%, 10/01/31 3,000 3,385,562
5.00%, 01/01/40 (c) 1,500 1,588,380
5.00%, 04/01/42 (c) 275 276,976
5.00%, 04/01/42 (c) 1,000 1,049,697
Commonwealth of
Massachusetts, Series B (GO)
5.00%, 07/01/34 (c) 1,860 1,886,601
5.00%, 05/01/40 (c) 1,500 1,591,247
Commonwealth of
Massachusetts, Series D (GO)
4.00%, 05/01/35 (c) 1,165 1,173,272
4.00%, 11/01/37 (c) 2,000 1,989,848
5.00%, 07/01/36 (c) 365 388,214
Commonwealth of
Massachusetts, Series D (GO)
(SBG)
5.00%, 07/01/38 (c) 2,000 2,097,487
Commonwealth of
Massachusetts, Series D (RB)
(NATL)
5.50%, 01/01/34 1,000 1,120,849
Commonwealth of
Massachusetts, Series E (GO)
3.00%, 11/01/33 (c) 1,275 1,230,165
4.00%, 04/01/33 (c) 1,000 999,964
4.00%, 04/01/38 (c) 1,000 988,835
4.00%, 09/01/39 (c) 3,000 2,907,430
5.00%, 11/01/32 (c) 1,000 1,094,020
5.00%, 09/01/37 (c) 1,010 1,045,572
Commonwealth of
Massachusetts, Series I (GO)
5.00%, 12/01/33 (c) 500 511,492
Commonwealth of
Massachusetts,
Transportation Fund, Series
A (RB)
5.00%, 06/01/37 (c) 800 854,383
Massachusetts Bay
Transportation Authority
Sales Tax Revenue (RB)
5.00%, 07/01/41 (c) 1,000 1,058,507
5.00%, 07/01/42 (c) 1,000 1,048,288
Par
(000’s) Value
Massachusetts (continued)
Massachusetts Bay
Transportation Authority
Sales Tax, Series A-1 (RB)
5.00%, 07/01/40 (c) $ 1,000 $ 1,058,034
Massachusetts Bay
Transportation Authority,
Series A (RB)
5.00%, 07/01/40 (c) 1,000 1,064,120
Massachusetts Development
Finance Agency (RB)
5.00%, 11/01/55 (c) (p) 4,000 4,534,849
Massachusetts Development
Finance Agency, Beth Israel
Lahey Health Issue, Series K
(RB)
5.00%, 07/01/35 (c) 255 263,451
Massachusetts Development
Finance Agency, Children's
Hospital, Series T (RB)
5.00%, 03/01/34 (c) 1,000 1,119,207
Massachusetts Development
Finance Agency, Harvard
University, Series A (RB)
4.00%, 07/15/36 (c) 1,035 1,015,885
5.00%, 07/15/40 3,860 4,257,986
Massachusetts Development
Finance Agency, Harvard
University, Series B (RB)
5.00%, 02/15/33 2,000 2,257,895
Massachusetts Development
Finance Agency, Partners
Healthcare System, Series S
(RB)
4.00%, 07/01/35 (c) 1,500 1,499,458
Massachusetts Development
Finance Agency, Series A-1
(RB)
5.00%, 05/15/55 (p) 5,000 5,595,573
Massachusetts Development
Finance Agency, Series B (RB)
4.00%, 02/15/36 1,000 1,036,154
Massachusetts Development
Finance Agency, Suffolk
University (RB)
5.00%, 07/01/35 (c) 500 500,003
Massachusetts School Building
Authority, Dedicated Sales
Tax, Series C (RB)
5.00%, 08/15/37 (c) 1,150 1,149,949
Massachusetts Water
Resources Authority, Series
C (RB)
5.00%, 08/01/31 (c) 2,115 2,202,818
The Commonwealth of
Massachusetts, Series A (GO)
5.00%, 03/01/36 (c) 1,000 1,104,070
5.00%, 04/01/40 (c) 1,000 1,070,149
5.00%, 04/01/41 (c) 1,000 1,059,730

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
University of Massachusetts
Building Authority (RB)
5.00%, 05/01/34 (c) $ 1,220 $ 1,286,386
5.00%, 11/01/34 (c) 750 796,091
University of Massachusetts
Building Authority (RB) (SD
CRED PROG)
5.00%, 11/01/32 (c) 500 539,548
68,293,225
Michigan : 1.4%
Board of Trustees of Oakland
University (RB)
5.00%, 03/01/41 (c) 1,100 1,102,672
Detroit City School District,
Series A (GO) (AGM)
5.25%, 05/01/32 2,220 2,474,398
Great Lakes Water Authority
Water Supply System
Revenue (RB)
5.00%, 07/01/35 (c) 1,000 1,120,502
Great Lakes Water Authority,
Sewage Disposal System,
Senior Lien, Series A (RB)
5.00%, 07/01/37 (c) 3,000 3,238,590
Kalamazoo Michigan Hospital
Facilities, Bronson Healthcare
Group (RB)
4.00%, 05/15/36 (c) 2,000 1,934,555
Michigan Finance Authority
Hospital, McLaren Health
Care, Series A (RB)
5.00%, 05/15/38 (c) 1,000 1,000,026
Michigan Finance Authority,
Corewell Health, Series A (RB)
5.00%, 08/15/35 (c) 1,000 1,112,001
Michigan Finance Authority,
Corewell Health, Series B-2
(RB)
5.00%, 08/15/55 (p) 2,500 2,681,335
Michigan Finance Authority,
Henry Ford Health System
(RB)
3.00%, 11/15/33 (c) 355 333,278
Michigan Finance Authority,
Trinity Health Credit Group,
Series A (RB)
4.00%, 12/01/40 (c) 1,000 893,883
5.00%, 12/01/34 (c) 2,000 2,060,839
5.00%, 12/01/35 (c) 585 600,956
Michigan State Housing
Development Authority,
Series A (RB)
4.30%, 10/01/40 (c) 725 699,813
Michigan State Housing
Development Authority,
Series B (RB)
4.50%, 12/01/38 (c) 1,500 1,491,066
Par
(000’s) Value
Michigan (continued)
State of Michigan, Building
Authority, Series I (RB)
5.00%, 10/15/32 (c) $ 570 $ 582,519
State of Michigan,
Environmental Program,
Series A (GO)
3.00%, 05/15/36 (c) 750 689,530
State of Michigan, Housing
Development Authority,
Single-Family Mortgage,
Series B (RB)
3.10%, 12/01/31 (c) 1,370 1,321,079
State of Michigan, Karegnondi
Water Authority, Counties of
Genesee, Lapeer and Sanila
(RB) (BAM)
5.00%, 11/01/41 (c) 750 778,010
State of Michigan, Trunk Line
Fund (RB)
5.00%, 11/15/36 (c) 1,000 1,096,907
State of Michigan, Trunk Line
Fund, Series A (RB)
5.00%, 11/15/35 (c) 1,900 2,057,792
27,269,751
Minnesota : 0.8%
County of Hennepin, Minnesota
First Lien Sales Tax, Series A
(RB)
5.00%, 12/15/31 (c) 1,000 1,028,373
County of Hennepin, Series A
(GO)
5.00%, 12/01/36 (c) 2,000 2,226,157
Minnesota Agricultural &
Economic Development
Board (RB)
5.00%, 01/01/38 (c) 1,000 1,059,752
Minnesota Public Facilities
Authority, Series A (RB)
5.00%, 03/01/33 (c) 1,500 1,517,126
Regents of the University of
Minnesota, Series B (RB)
5.00%, 12/01/31 (c) 1,000 1,044,170
State of Minnesota, State Office
Building Project (CP)
5.00%, 11/01/41 (c) 1,075 1,122,098
State of Minnesota, Various
Purpose, Series A (GO)
5.00%, 08/01/33 (c) 1,000 1,072,613
5.00%, 08/01/36 (c) 1,000 1,053,671
5.00%, 08/01/36 (c) 2,000 2,127,186
5.00%, 08/01/37 (c) 2,000 2,113,405
White Bear Lake, independent
School District No. 624, Series
A (GO) (SD CRED PROG)
3.00%, 02/01/33 (c) 1,000 967,508
15,332,059

Par
(000’s) Value
Mississippi : 0.1%
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/41 (c) $ 500 $ 483,369
State of Mississippi, Series A
(RB)
5.00%, 10/15/34 (c) 1,000 1,033,741
5.00%, 10/15/36 (c) 550 563,911
2,081,021
Missouri : 0.4%
County of St. Louis, Hazewood
School District, Series A (GO)
(BAM)
5.00%, 03/01/38 (c) 1,000 1,046,899
Missouri Joint Municipal Electric
Utility Commission, Prairie
State Project, Series A (RB)
4.00%, 12/01/32 (c) 685 685,993
Springfield School District No.
R-12 (GO) (SAW)
4.00%, 03/01/35 (c) 2,415 2,453,285
5.00%, 03/01/36 (c) 450 469,018
St. Louis School District, Board
of Education (GO) (AGM)
5.00%, 04/01/37 (c) 1,000 1,064,368
The Community College District
of St. Louis (CP)
5.00%, 04/01/40 (c) 1,000 1,035,259
6,754,822
Nebraska : 0.5%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/32 1,280 1,362,048
5.00%, 09/01/34 4,300 4,587,007
5.00%, 09/01/35 2,000 2,123,496
Central Plans Energy Project,
Gas Project Crossover No.3,
Series B (RB)
5.00%, 09/01/31 1,215 1,287,368
Public Power Generation
Agency, Whelan Energy
Center, Series A (RB)
5.00%, 01/01/35 750 841,624
10,201,543
Nevada : 0.7%
Clark County School District
(GO)
5.00%, 06/15/35 (c) 1,000 1,104,852
Clark County School District
(GO) (AGM)
3.00%, 06/15/37 (c) 1,500 1,281,572
Clark County School District,
Series A (GO)
5.00%, 06/15/39 (c) 1,375 1,431,770
Par
(000’s) Value
Nevada (continued)
Clark County, Nevada
McCarran International
Airport, Passenger Facility,
Series E (RB)
5.00%, 07/01/32 (c) $ 470 $ 501,794
Clark County, School District,
Series A (GO) (AGM)
5.00%, 06/15/32 (c) 1,000 1,087,127
5.00%, 06/15/34 (c) 915 980,626
Clark County, School District,
Series B (GO) (BAM)
3.00%, 06/15/38 (c) 1,500 1,249,656
Clark County, School District,
Series C (GO)
5.00%, 06/15/32 (c) 1,050 1,094,684
Clark County, Transportation
Improvement, Limited Tax,
Series B (GO)
4.00%, 12/01/39 (c) 2,245 2,130,993
County of Clarke, School
District, Limited Tax, Series
A (GO)
4.00%, 06/15/42 (c) 500 446,259
Las Vegas Valley Water District,
Series C (GO)
3.00%, 06/01/32 (c) 1,000 970,909
State of Nevada, Highway
Improvement, Motor Vehicle
Fuel Tax (RB) (AGM)
4.00%, 12/01/33 (c) 760 768,530
13,048,772
New Hampshire : 0.4%
National Finance Authority
Municipal Certificates, Series
1 (RB)
4.09%, 01/20/41 5,983 5,652,100
National Finance Authority,
Affordable Housing (RB)
4.75%, 06/20/41 (c) (p) 1,000 998,069
6,650,169
New Jersey : 3.7%
County of Camden, Board of
Education of Township of
Cherry Hill (GO)
4.00%, 08/01/35 (c) 500 506,663
County of Hudson (GO)
2.00%, 11/15/34 (c) 2,000 1,600,829
2.00%, 11/15/35 (c) 685 530,658
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
3.12%, 07/01/31 (c) 755 732,558
New Jersey Economic
Development Authority, New
Jersey Transit Transportation
Project, Series A (RB) (AGM)
5.00%, 11/01/33 (c) 1,000 1,055,809

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 06/15/36 (c) $ 1,250 $ 1,298,869
New Jersey Educational
Facilities Authority (RB)
5.00%, 07/01/64 (c) (p) 10,000 11,213,107
New Jersey Educational
Facilities Authority, New
Jersey Princeton University,
Series C (RB)
2.00%, 03/01/37 (c) 1,975 1,528,141
2.00%, 03/01/41 (c) 500 334,645
New Jersey Educational
Facilities Authority, Princeton
University, Series C (RB)
2.00%, 03/01/36 (c) 1,000 800,357
2.00%, 03/01/38 (c) 2,000 1,495,198
New Jersey Educational
Facilities Authority, Princeton
University, Series I (RB)
5.00%, 07/01/32 (c) 500 517,078
New Jersey Educational
Facilities Authority, Princeton
Unviersity, Series A-2 (RB)
5.00%, 03/01/41 (c) 2,500 2,648,891
New Jersey Health Care
Facilities Financing Authority,
Inspira Health, Series A (RB)
3.38%, 07/01/34 (c) 360 339,581
New Jersey Health Care
Facilities Financing Authority,
Valley Health System (RB)
5.00%, 07/01/31 (c) 1,000 1,071,454
New Jersey Housing &
Mortgage Finance Agency
(RB)
4.75%, 10/01/40 (c) 1,000 989,737
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 12/15/31 (c) 2,830 2,886,970
4.25%, 06/15/40 (c) 3,045 2,876,884
5.00%, 12/15/33 (c) 1,395 1,456,213
5.00%, 12/15/34 (c) 635 658,217
5.00%, 06/15/37 (c) 3,000 3,211,636
5.00%, 06/15/38 (c) 4,500 4,764,763
5.25%, 06/15/39 (c) 2,640 2,825,748
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.00%, 06/15/39 (c) 1,000 930,357
4.12%, 06/15/39 (c) 1,000 942,025
5.00%, 06/15/40 (c) 1,000 1,034,648
New Jersey Transportation
Trust Fund Authority, Series
BB (RB)
4.00%, 06/15/36 (c) 1,045 1,021,071
Par
(000’s) Value
New Jersey (continued)
New Jersey Transportation
Trust Fund Authority, Series
CC (RB)
5.00%, 06/15/33 $ 1,000 $ 1,108,988
New Jersey Turnpike Authority
(RB)
5.00%, 01/01/33 2,000 2,244,102
5.00%, 01/01/34 3,000 3,376,122
5.00%, 01/01/35 500 561,082
5.00%, 01/01/36 (c) 500 556,288
5.00%, 01/01/39 (c) 1,000 1,075,817
New Jersey Turnpike Authority,
Series G (RB)
5.00%, 01/01/36 (c) 2,500 2,577,329
New Jersey, Economic
Development Authority,
Series SSS (RB)
5.00%, 06/15/34 1,500 1,647,449
New Jersey, Transportation
Trust Fund Authority, Series
A (RB)
4.00%, 06/15/40 (c) 1,000 918,384
State of New Jersey, Various
Purposes (GO)
2.00%, 06/01/34 (c) 3,000 2,479,536
5.00%, 06/01/38 (c) 2,000 2,093,628
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/32 (c) 2,755 2,822,020
70,732,852
New Mexico : 0.1%
State of New Mexico (GO)
5.00%, 03/01/33 1,000 1,132,815
Underline
New York : 17.9%
Battery Park City Authorization,
Series B (RB)
5.00%, 11/01/36 (c) 1,000 1,112,458
City of New York NY (GO)
5.00%, 09/01/37 (c) 2,000 2,128,837
City of New York Trust for
Cultural Resources, Lincoln
Center for Performing Arts
Inc., Series A (RB)
4.00%, 12/01/34 (c) 1,000 1,009,068
City of New York, Housing
Development Corp., Series
G-1 (RB)
3.10%, 11/01/32 (c) 500 485,834
City of New York, Series A (GO)
4.00%, 08/01/34 (c) 485 484,638
4.00%, 08/01/38 (c) 600 574,694
5.00%, 09/01/34 (c) 2,170 2,366,676
5.00%, 08/01/37 (c) 1,000 1,068,184
City of New York, Series B-1
(GO)
5.00%, 10/01/31 (c) 500 540,272
5.00%, 10/01/32 (c) 1,125 1,208,573
5.00%, 10/01/37 (c) 250 255,489

Par
(000’s) Value
New York (continued)
5.25%, 10/01/40 (c) $ 1,575 $ 1,665,105
City of New York, Series C (GO)
4.00%, 08/01/41 (c) 1,000 925,270
City of New York, Series D (GO)
4.00%, 04/01/41 (c) 1,000 926,052
City of New York, Series D-1
(GO) (BAM)
5.00%, 03/01/37 (c) 1,565 1,627,985
City of New York, Series E (GO)
5.00%, 04/01/37 (c) 1,000 1,068,810
City of New York, Series E-1
(GO)
5.00%, 03/01/32 (c) 1,015 1,060,028
5.00%, 03/01/39 (c) 2,000 2,041,005
5.25%, 03/01/34 (c) 1,000 1,044,478
City of New York, Series F (GO)
5.00%, 08/01/40 (c) 750 788,651
5.00%, 08/01/41 (c) 750 782,285
City of New York, Series F-1
(GO)
5.00%, 08/01/36 (c) 1,000 1,081,484
5.00%, 08/01/37 (c) 1,000 1,068,183
5.00%, 08/01/38 (c) 1,000 1,058,599
5.00%, 08/01/39 (c) 1,330 1,397,598
City of New York, Series G (GO)
5.00%, 02/01/35 1,215 1,362,322
5.00%, 02/01/36 (c) 3,000 3,323,817
5.00%, 02/01/37 (c) 500 547,035
5.00%, 02/01/40 (c) 5,000 5,268,540
City of New York, Series L (GO)
5.00%, 04/01/32 (c) 655 699,739
City of New York, Series L-5
(GO)
5.00%, 04/01/34 (c) 1,865 2,015,965
County of Broome, Local
Development Corp., United
Health Services Hospitals, In.
Project (RB) (AGM)
4.00%, 04/01/40 (c) 925 843,426
County of Monroe, Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
3.00%, 12/01/37 (c) 865 701,888
County of Nassau, Interim
Finance Authority, Public
Benefit Corp., Series A (RB)
5.00%, 11/15/35 (c) 1,500 1,640,281
County of Suffolk, New York
Water System, Series A (RB)
5.00%, 06/01/36 (c) 1,515 1,581,038
County of Suffolk, Public
Improvement, Series C (GO)
5.00%, 09/01/35 (c) 1,500 1,608,731
Dormitory Authority of the
State of New York (RB)
5.00%, 03/15/40 (c) 1,500 1,576,697
Par
(000’s) Value
New York (continued)
Dormitory Authority of the
State of New York, General
Purpose, Series A (RB)
5.00%, 03/15/37 (c) $ 1,000 $ 1,091,766
5.00%, 03/15/38 (c) 1,000 1,078,539
5.00%, 03/15/41 (c) 2,000 2,085,280
Dormitory Authority of the
State of New York, Series B
(RB)
5.00%, 03/15/33 1,000 1,135,896
Hudson Yards Infrastructure
Corp., Series A (RB)
5.00%, 02/15/32 (c) 1,700 1,749,425
5.00%, 02/15/33 (c) 460 472,535
5.00%, 02/15/42 (c) 645 648,649
Long Island Power Authority,
Electric System (RB)
5.00%, 09/01/31 (c) 305 317,193
5.00%, 09/01/32 (c) 500 518,124
5.00%, 09/01/33 (c) 750 774,359
Long Island Power Authority,
Electric System, Series A (RB)
3.00%, 09/01/36 (c) 450 404,895
5.00%, 09/01/36 (c) 1,500 1,591,688
Long Island Power Authority,
Electric System, Series B (RB)
5.00%, 09/01/36 (c) 1,000 1,017,443
Metropolitan Transportation
Authority, Dedicated Tax
Fund, Series B (RB)
5.00%, 11/15/40 (c) 2,000 2,126,242
Metropolitan Transportation
Authority, Series A (RB)
4.00%, 11/15/33 (c) 340 340,509
4.00%, 11/15/40 (c) 1,000 910,599
5.00%, 11/15/35 (c) 1,000 1,084,526
5.00%, 11/15/40 (c) 1,000 1,026,217
5.00%, 11/15/40 (c) 2,000 2,057,184
Metropolitan Transportation
Authority, Series B (RB)
5.00%, 11/15/34 2,000 2,225,904
5.00%, 11/15/35 (c) 2,000 2,029,047
Metropolitan Transportation
Authority, Series C-1 (RB)
4.00%, 11/15/32 (c) 1,980 1,991,671
5.00%, 11/15/31 (c) 1,445 1,521,000
5.00%, 11/15/33 (c) 2,540 2,647,403
5.00%, 11/15/34 (c) 810 840,217
Metropolitan Transportation
Authority, Series C-2 (RB)
0.00%, 11/15/33 ^ 1,035 751,686
Metropolitan Transportation
Authority, Series D (RB)
3.12%, 11/15/35 (c) 265 225,427
4.00%, 11/15/32 (c) 400 401,411
5.00%, 11/15/32 (c) 1,570 1,644,598
5.00%, 11/15/33 (c) 535 557,622

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
Metropolitan Transportation
Authority, Series D-1 (RB)
(BAM)
5.00%, 11/15/33 (c) $ 2,000 $ 2,007,115
New York City Housing
Development Corp., Multi-
Family Housing, Series A (RB)
(AGC)
2.90%, 11/01/37 (c) 1,000 827,570
New York City Housing
Development Corp., Multi-
Family Housing, Series A-1-C
(RB)
2.35%, 11/01/35 (c) 1,100 900,064
New York City Housing
Development Corp., Multi-
Family Housing, Series C-1
(RB)
2.25%, 11/01/41 (c) 800 552,811
New York City Housing
Development Corp., Multi-
Family Housing, Series I-1
(RB)
2.35%, 11/01/40 (c) 525 379,553
New York City Industrial
Development Agency, Yankee
Stadium Project, Series A (RB)
(AGM)
4.00%, 03/01/32 (c) 2,500 2,543,063
New York City Municipal Water
Finance Authority, Series A
(RB)
3.00%, 06/15/36 (c) 4,130 3,741,623
New York City Municipal Water
Finance Authority, Series AA
(RB)
5.00%, 06/15/32 (c) 1,000 1,076,641
New York City Municipal Water
Finance Authority, Series
CC-1 (RB)
5.00%, 06/15/38 (c) 1,000 1,021,452
New York City Municipal Water
Finance Authority, Series DD
(RB)
5.00%, 06/15/34 (c) 3,685 4,132,746
5.00%, 06/15/34 5,360 6,120,632
New York City Municipal Water
Finance Authority, Series FF-2
(RB)
5.00%, 06/15/33 (c) 500 531,639
New York City Municipal Water
Finance Authority, Water &
Sewer System, Series DD (RB)
5.50%, 06/15/38 (c) 1,000 1,140,219
5.50%, 06/15/39 (c) 1,000 1,129,239
New York City Transitional
Finance Authority Building
Aid, Series S (RB) (SAW)
4.00%, 07/15/35 (c) 1,015 1,021,336
Par
(000’s) Value
New York (continued)
5.00%, 07/15/40 (c) $ 1,305 $ 1,305,375
New York City Transitional
Finance Authority Future Tax,
Series A-1 (RB)
5.00%, 05/01/36 (c) 1,000 1,082,371
5.00%, 11/01/37 (c) 2,000 2,165,719
5.00%, 11/01/39 (c) 1,000 1,060,437
New York City Transitional
Finance Authority Future Tax,
Series C-1 (RB)
5.00%, 05/01/40 (c) 1,815 1,916,325
New York City Transitional
Finance Authority Future Tax,
Series D (RB)
5.00%, 05/01/33 1,000 1,124,766
New York City Transitional
Finance Authority Future Tax,
Series F-1 (RB)
5.00%, 02/01/39 (c) 1,000 1,053,435
New York City Transitional
Finance Authority Future Tax,
Series H (RB)
5.00%, 11/01/38 (c) 5,000 5,361,376
New York City Transitional
Finance Authority, Building
Aid, Series S-1 (RB) (SAW)
4.00%, 07/15/36 (c) 1,375 1,371,115
New York City Transitional
Finance Authority, Building
Aid, Series S-3 (RB) (SAW)
5.00%, 07/15/33 (c) 1,605 1,693,239
5.00%, 07/15/35 (c) 1,000 1,045,998
New York City Transitional
Finance Authority, Building
Aid, Series S-4 (RB) (SAW)
5.00%, 07/15/33 (c) 500 527,489
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A (RB)
3.00%, 11/01/37 (c) 2,000 1,730,142
5.00%, 11/01/36 (c) 3,000 3,163,773
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
A-1 (RB)
5.00%, 11/01/32 (c) 1,000 1,101,183
5.00%, 05/01/33 (c) 450 456,348
5.00%, 05/01/34 (c) 880 891,496
5.00%, 05/01/35 (c) 655 662,387
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B (RB)
4.00%, 08/01/35 (c) 2,000 2,000,408
5.00%, 05/01/36 (c) 1,000 1,086,915

Par
(000’s) Value
New York (continued)
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
B-1 (RB)
5.00%, 08/01/31 (c) $ 1,000 $ 1,094,190
5.00%, 08/01/31 (c) 690 704,481
5.00%, 08/01/32 (c) 1,000 1,039,514
5.00%, 08/01/32 (c) 540 550,742
5.00%, 11/01/32 (c) 1,065 1,101,276
5.00%, 08/01/33 (c) 895 911,473
5.00%, 08/01/34 (c) 1,000 1,081,672
5.00%, 08/01/34 (c) 780 813,272
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C (RB)
5.00%, 11/01/33 (c) 900 927,653
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
C-1 (RB)
4.00%, 05/01/39 (c) 1,690 1,593,719
4.00%, 05/01/41 (c) 500 457,488
5.00%, 05/01/37 (c) 2,500 2,622,717
New York City Transitional
Finance Authority, Future Tax
Secured Subordinate, Series
E-1 (RB)
5.00%, 02/01/39 (c) 1,710 1,731,717
New York City Transitional
Finance Authority, Series C
(RB)
5.00%, 05/01/33 1,000 1,124,765
New York City Transitional
Finance Authority, Series C,
Subseries C-1 (RB)
5.00%, 05/01/39 (c) 2,000 2,130,365
New York City Transitional
Finance Authority, Series D
(RB)
5.00%, 05/01/37 (c) 3,000 3,265,802
5.00%, 11/01/39 (c) 4,300 4,548,229
New York City Transitional
Finance Authority, Series E
(RB)
5.00%, 11/01/35 (c) 2,000 2,221,203
5.00%, 11/01/38 (c) 2,000 2,138,439
5.00%, 11/01/39 (c) 2,000 2,120,874
5.00%, 11/01/40 (c) 3,000 3,167,480
New York City Transitional
Finance Authority, Series F
(RB)
5.00%, 11/01/32 2,000 2,250,826
New York City Transitional
Finance Authority, Series H
(RB)
5.00%, 11/01/35 (c) 2,000 2,231,219
5.00%, 11/01/40 (c) 3,000 3,174,813
Par
(000’s) Value
New York (continued)
New York City Water and Sewer
System, Series AA-2 (RB)
3.00%, 06/15/40 (c) $ 915 $ 747,414
New York City Water and Sewer
System, Series EE (RB) (AGC)
5.00%, 06/15/40 (c) 2,085 2,130,902
New York Energy Finance
Development Corp. (RB)
5.00%, 07/01/56 (c) (p) 2,000 2,086,121
New York Environmental
Facilities Corporation, New
York City Municipal Water
Finance Authory Projects,
Series A (RB)
5.00%, 06/15/40 (c) 1,000 1,073,832
New York Liberty Development
Corp., Goldman Sachs
Headquarters LLC (RB)
5.25%, 10/01/35 1,000 1,119,291
New York State Dormitory
Authority (RB)
4.00%, 07/01/37 (c) 1,000 987,502
4.00%, 07/01/38 (c) 650 619,672
5.00%, 07/01/34 1,500 1,695,685
5.00%, 07/01/35 1,000 1,133,262
New York State Dormitory
Authority (RB) (AGC ST AID
WITHHLDG)
5.00%, 10/01/33 2,000 2,276,941
5.00%, 10/01/34 2,000 2,278,321
5.00%, 10/01/35 (c) 1,250 1,388,408
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center (RB)
4.00%, 07/01/37 (c) 1,000 984,801
New York State Dormitory
Authority, Memorial Sloan
Kettering Cancer Center,
Series 2B (RB)
5.00%, 07/01/49 (c) (p) 3,000 3,260,560
New York State Dormitory
Authority, New York
Northwell Health, Series A
(RB)
5.00%, 05/01/34 4,000 4,421,088
New York State Dormitory
Authority, New York
University, Series A (RB)
5.00%, 07/01/32 (c) 385 406,149
5.00%, 07/01/33 (c) 1,140 1,180,111
New York State Dormitory
Authority, New York
University, Series A (RB) (AGC)
5.00%, 03/15/38 (c) 1,250 1,283,284
New York State Dormitory
Authority, New York White
Plants Hospital (RB) (AGC)
5.25%, 10/01/41 (c) 750 788,963

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, Personal Income
Tax, Series A (RB)
3.00%, 03/15/42 (c) $ 500 $ 392,406
5.00%, 02/15/39 (c) 2,000 2,017,786
New York State Dormitory
Authority, Personal Income
Tax, Series E (RB)
4.00%, 03/15/38 (c) 1,500 1,466,867
New York State Dormitory
Authority, Sales Tax, Series
A (RB)
5.00%, 03/15/37 (c) 1,000 1,085,148
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM)
4.00%, 10/01/35 (c) 1,315 1,319,588
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (AGM-ST AID
WITHHLDG)
5.00%, 10/01/35 (c) 2,040 2,191,258
New York State Dormitory
Authority, School Districts
Bond Financing Program,
Series A (RB) (SAW)
5.00%, 10/01/32 (c) 1,200 1,224,479
New York State Dormitory
Authority, Series A (RB)
4.00%, 02/15/33 (c) 1,000 1,005,207
4.00%, 02/15/35 (c) 2,475 2,478,919
New York State Dormitory
Authority, State Personal
Income Tax, Series A (RB)
3.00%, 03/15/38 (c) 3,120 2,688,072
4.00%, 02/15/36 (c) 1,235 1,232,743
4.00%, 03/15/37 (c) 1,075 1,063,457
4.00%, 03/15/37 (c) 1,135 1,122,812
4.00%, 03/15/38 (c) 2,795 2,731,586
5.00%, 02/15/32 (c) 595 613,500
5.00%, 03/15/34 (c) 2,370 2,490,782
5.00%, 03/15/35 (c) 1,950 2,038,121
5.00%, 03/15/36 (c) 3,910 4,063,865
5.25%, 03/15/38 (c) 1,305 1,351,121
New York State Dormitory
Authority, State Personal
Income Tax, Series B (RB)
5.00%, 02/15/37 (c) 2,270 2,331,666
New York State Dormitory
Authority, State Personal
Income Tax, Series D (RB)
5.00%, 02/15/32 (c) 940 959,707
5.00%, 02/15/33 (c) 2,000 2,143,805
New York State Dormitory
Authority, State Personal
Income Tax, Series E (RB)
4.00%, 03/15/37 (c) 2,000 1,981,488
Par
(000’s) Value
New York (continued)
New York State Dormitory
Authority, State Sales Tax,
Series A (RB)
5.00%, 03/15/33 (c) $ 1,000 $ 1,026,524
5.00%, 03/15/34 (c) 2,110 2,161,124
New York State Dormitory
Authority, State Sales Tax,
Series C (RB)
5.00%, 03/15/35 (c) 1,970 2,039,514
New York State Dormitory
Authority, State University,
Series B (RB)
4.00%, 07/01/36 (c) 500 499,305
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series A (RB)
5.00%, 06/15/32 (c) 415 422,200
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series B (RB)
5.00%, 06/15/36 (c) 1,250 1,320,134
New York State Environmental
Facilities Corp., Municipal
Water Finance Authority
Projects, Series E (RB)
5.00%, 06/15/33 (c) 1,000 1,037,679
New York State Housing
Finance Agency, Series A (RB)
3.95%, 11/01/50 (c) (p) 2,500 2,429,170
New York State Housing
Finance Agency, Series A-1
(RB)
3.60%, 11/01/44 (c) (p) 500 502,009
New York State Housing
Finance Agency, Series H (RB)
(AGM)
2.10%, 11/01/35 (c) 835 662,107
New York State Thruway
Authority, Personal Income
Tax, Series A-1 (RB)
4.00%, 03/15/40 (c) 525 490,713
New York State Thruway
Authority, Series A (RB)
5.00%, 01/01/41 (c) 1,000 1,001,079
New York State Thruway
Authority, Series B (RB) (AGM)
4.00%, 01/01/37 (c) 800 793,154
New York State Thruway
Authority, Series L (RB)
3.50%, 01/01/37 (c) 1,120 1,069,651
4.00%, 01/01/36 (c) 2,500 2,474,435
New York State Thruway
Authority, State Personal
Income Tax, Series A (RB)
5.00%, 03/15/39 (c) 2,000 2,098,993

Par
(000’s) Value
New York (continued)
New York State Thruway
Authority, State Personal
Income, Series A-1 (RB)
5.00%, 03/15/34 (c) $ 2,000 $ 2,171,080
5.00%, 03/15/35 (c) 800 860,926
New York State Urban
Development Corp., State
Personal Income, Series A
(RB)
5.00%, 03/15/37 (c) 1,475 1,548,002
New York State Urban
Development Corp., State
Personal Income, Series C
(RB)
4.00%, 03/15/34 (c) 1,000 1,009,594
4.00%, 03/15/37 (c) 1,000 986,534
5.00%, 03/15/32 (c) 4,295 4,469,177
New York State Urban
Development Corp., State
Sales Tax, Series A (RB)
5.00%, 03/15/35 (c) 1,000 1,052,937
5.00%, 03/15/36 (c) 4,500 4,846,110
New York State, Urban
Development Coporation,
Series B (RB)
5.00%, 03/15/36 (c) 1,000 1,101,595
New York Transitional Finance
Authority, Series E (RB)
5.00%, 11/01/36 (c) 1,760 1,927,197
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project,
Series C (RB)
5.00%, 12/01/35 (c) 750 789,136
Port Authority of New York &
New Jersey (RB)
5.00%, 01/15/40 (c) 1,000 1,064,090
5.00%, 01/15/41 (c) 2,000 2,106,253
Port Authority of New York and
New Jersey, Series 194 (RB)
5.00%, 10/15/41 (c) 1,000 1,001,367
Port Authority of New York and
New Jersey, Series 209 (RB)
5.00%, 07/15/36 (c) 500 520,426
Port Authority of New York and
New Jersey, Series 211 (RB)
5.00%, 09/01/34 (c) 500 525,399
Port Authority of New York and
New Jersey, Series 217 (RB)
5.00%, 11/01/36 (c) 500 523,902
Port Authority of New York and
New Jersey, Series 222 (RB)
4.00%, 07/15/36 (c) 2,600 2,606,737
4.00%, 07/15/37 (c) 3,975 3,976,868
5.00%, 07/15/34 (c) 1,000 1,078,869
5.00%, 07/15/35 (c) 1,000 1,072,778
Par
(000’s) Value
New York (continued)
State of New York, Dormitory
Authority, Series A (RB)
5.00%, 03/15/41 (c) $ 1,000 $ 1,049,258
State of New York, Mortgage
Agency, Series 195 (RB)
3.00%, 10/01/31 (c) 615 589,653
State of New York, Mortgage
Agency, Series 205 (RB)
3.12%, 10/01/32 (c) 460 450,321
Town of Hempstead, New York
Public Improvement (GO)
4.00%, 05/01/41 (c) 1,000 955,340
Triborough Bridge and Tunnel
Authority, MTA Bridges and
Tunnels, Series A-1 (RB)
5.00%, 05/15/40 (c) 750 793,222
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series A (RB)
5.00%, 11/15/31 1,000 1,121,859
Triborough Bridge and Tunnel
Authority, Payroll Mobility
Tax, Series C (RB)
5.00%, 11/15/36 (c) 3,000 3,281,733
5.00%, 05/15/37 (c) 1,225 1,303,449
5.00%, 11/15/38 (c) 2,000 2,160,581
Triborough Bridge and Tunnel
Authority, Series B (RB)
5.00%, 11/15/32 (c) 1,070 1,108,480
5.00%, 11/15/33 (c) 1,255 1,298,013
5.00%, 11/15/37 (c) 1,000 1,022,519
Troy Capital Resource Corp.,
Rensselaer Polytechnic
Institute Project, Series A (RB)
5.00%, 09/01/31 (c) 1,250 1,343,086
TSASC, Inc., Tobacco Settlement
Bonds, Series A (RB)
5.00%, 06/01/33 (c) 500 504,672
5.00%, 06/01/35 (c) 845 848,907
TSASC, Inc., Tobacco
Settlement, Series A (RB)
5.00%, 06/01/41 (c) 1,000 954,835
Utility Debt Securitization
Authority (RB)
5.00%, 12/15/36 (c) 2,830 2,843,825
5.00%, 12/15/38 (c) 2,000 2,048,770
Utility Debt Securitization
Authority, Series A (RB)
5.00%, 12/15/32 (c) 610 621,483
5.00%, 12/15/33 (c) 2,000 2,035,564
5.00%, 12/15/35 (c) 500 507,808
Utility Debt Securitization
Authority, Series E (RB)
5.00%, 12/15/35 (c) 2,000 2,233,124
339,336,679

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Carolina : 1.3%
Charlotte-Mecklenburg
Hospital Authority, Atrium
Health Care, Series D (RB)
5.00%, 01/15/49 (p) $ 3,000 $ 3,303,030
Charlotte-Mecklenburg
Hospital Authority, Carolinas
Healthcare System, Series A
(RB)
4.00%, 01/15/35 (c) 1,925 1,927,208
County of Wake (RB)
3.00%, 03/01/35 (c) 1,500 1,392,802
North Carolina Charlotte
Douglas International Airport,
Series A (RB)
4.00%, 07/01/39 (c) 1,670 1,617,220
North Carolina Housing
Finance Agency Home
Ownership (RB)
4.60%, 07/01/37 (c) 995 994,639
North Carolina Housing
Finance Agency, Home
Ownership (RB)
4.88%, 07/01/42 (c) 495 497,288
North Carolina Medical Care
Commission (RB)
5.00%, 06/01/36 (c) 1,000 1,101,485
North Carolina Municipal
Power Agency No. 1, Series
A (RB)
5.00%, 01/01/32 (c) 1,000 1,077,230
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/32 (c) 500 510,582
North Carolina Turnpike
Authority, Triangle
Expressway System, Series
A (RB)
4.00%, 01/01/33 (c) 890 901,608
4.00%, 01/01/34 (c) 360 363,357
4.00%, 01/01/35 (c) 800 804,967
State of North Carolina (GO)
2.00%, 06/01/32 (c) 3,715 3,345,946
State of North Carolina,
Department of State
Treasurer (RB)
5.00%, 03/01/36 (c) 1,500 1,675,265
5.00%, 03/01/40 (c) 2,625 2,797,188
State of North Carolina,
Department of State
Treasurer, Series B (GO)
2.12%, 06/01/36 (c) 625 512,758
State of North Carolina, Series
A (GO)
3.00%, 06/01/34 (c) 380 361,288
State of North Carolina, Series
A (RB)
5.00%, 05/01/34 (c) 1,000 1,109,293
Par
(000’s) Value
North Carolina (continued)
University of North Carolina at
Chapel Hill, Series B (RB)
5.00%, 12/01/37 (c) $ 1,000 $ 1,080,685
25,373,839
North Dakota : 0.0%
City of Grand Forks, Altru
Health System (RB) (AGM)
4.00%, 12/01/41 (c) 1,000 853,188
Underline
Ohio : 1.9%
Akron Bath Copley Joint
Township Hospital District,
Summa Health (RB)
4.00%, 11/15/35 (c) 1,000 1,002,805
American Municipal Power,
Inc., Spairie State Campus
Project, Series A (RB)
(BAM-TCRS)
4.00%, 02/15/34 (c) 1,520 1,546,699
American Municipal Power,
Inc., Spairie State Campus
Project, Series B (RB)
5.00%, 02/15/35 (c) 1,360 1,437,767
Buckeye Tobacco Settlement
Financing Authority, Series
A-2 (RB)
5.00%, 06/01/32 (c) 500 521,303
5.00%, 06/01/33 (c) 500 518,634
5.00%, 06/01/34 (c) 3,000 3,091,915
City of Columbus, Various
Purpose, Series A (GO)
5.00%, 08/15/40 (c) 1,000 1,074,231
County of Allen, Ohio, Hospital
Facilities, Bon Secours Mercy
Health, Inc., Series A (RB)
5.00%, 11/01/33 1,000 1,112,645
5.00%, 11/01/34 1,000 1,110,535
County of Butler, Ohio Hospital
Facilities, UC Health (RB)
4.00%, 11/15/37 (c) 500 459,725
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
5.00%, 02/15/42 (c) 1,000 947,833
County of Hamilton, Series A
(RB)
4.00%, 12/01/31 (c) 1,000 1,009,760
Ohio Turnpike and
Infrastructure Commission,
Series A (RB)
5.00%, 02/15/32 (c) 500 524,658
5.00%, 02/15/39 (c) 2,000 2,126,535
Ohio Water Development
Authority Water Pollution
Control Loan Fund, Series D
(RB)
5.00%, 12/01/34 2,500 2,846,165

Par
(000’s) Value
Ohio (continued)
Ohio Water Development
Authority, Drinking Water
Assistance, Series A (RB)
5.00%, 12/01/36 (c) $ 1,335 $ 1,432,155
5.00%, 12/01/40 (c) 1,000 1,066,441
Ohio Water Development
Authority, Fresh Water (RB)
5.00%, 12/01/37 (c) 1,760 1,837,025
Ohio Water Development
Authority, Water Pollution
Control, Series A (RB)
5.00%, 06/01/33 (c) 1,000 1,086,126
5.00%, 12/01/37 (c) 1,970 2,071,484
State of Ohio Common Schools,
Series A (GO)
5.00%, 06/15/40 (c) 1,000 1,074,732
State of Ohio Hospital,
Cleveland Clinic Health
System, Series A (RB)
4.00%, 01/01/34 (c) 760 764,792
State of Ohio, Cleveland Clinic
System, Series B (RB) (BAM)
4.00%, 01/01/41 (c) 835 777,681
State of Ohio, Highway Capital
Improvement, Series T (GO)
5.00%, 05/01/33 (c) 1,000 1,032,049
State of Ohio, Major New
Infrastructure Project (RB)
5.00%, 12/15/31 1,225 1,376,794
State of Ohio, Ohio Water
Development Authority,
Water Pollution Control,
Series A (RB)
5.00%, 12/01/40 (c) 1,000 1,066,442
State of Ohio, Series A (GO)
5.00%, 06/15/35 1,000 1,141,158
5.00%, 09/01/36 (c) 840 928,006
34,986,095
Oklahoma : 0.1%
Grand River Dam Authority,
Series A (RB)
4.00%, 06/01/33 (c) 2,000 2,012,714
Oklahoma Turnpike Authority,
Series C (RB)
5.00%, 01/01/35 (c) 565 578,326
2,591,040
Oregon : 1.4%
City of Portland Oregon, Sewer
System, Series A (RB)
3.00%, 03/01/37 (c) 2,350 2,100,879
Corvallis School District No.
509J, Series B (GO) (SBG)
5.00%, 06/15/35 (c) 1,285 1,337,260
Hillsboro School District No. 1J
(GO) (SBG)
5.00%, 06/15/35 (c) 590 606,665
Par
(000’s) Value
Oregon (continued)
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series B (GO) (SBG)
4.00%, 06/15/35 (c) $ 740 $ 742,407
5.00%, 06/15/32 (c) 545 572,126
Marion and Polk County,
Salem-Keizer School District
No. 24J, Series C (GO) (SBG)
4.00%, 06/15/38 (c) 2,000 1,952,130
Medford, Oregon Hospital
Facilities Authority, Series A
(RB)
5.00%, 08/15/33 (c) 720 766,962
Medford, Oregon Hospital
Facilities Authority, Series A
(RB) (AGM)
5.00%, 08/15/34 (c) 700 740,258
Multnomah and Clackamas
Counties, School District No.
10JT, Series B (GO) (SBG)
0.00%, 06/15/32 (c) ^ 1,215 923,659
0.00%, 06/15/33 (c) ^ 1,010 730,537
Multnomah County School
District No. 1J, Series B (GO)
(SBG)
2.00%, 06/15/42 (c) 550 353,212
3.00%, 06/15/33 (c) 1,280 1,225,541
3.25%, 06/15/42 (c) 295 241,287
Multnomah County, School
District No. 1J (GO) (SBG)
5.00%, 06/15/35 (c) 1,000 1,105,447
Oregon State Lottery (RB)
5.00%, 04/01/33 1,000 1,133,935
Portland Community College
District (GO)
5.00%, 06/15/36 (c) 1,000 1,093,834
State of Oregon Department
of Administrative Services,
Oregon State Lottery, Series
A (RB)
5.00%, 04/01/35 1,000 1,135,018
5.00%, 04/01/36 (c) 500 561,378
5.00%, 04/01/41 (c) 1,000 1,063,811
State of Oregon, Department
of Transportation, Highway
User Tax, Series A (RB)
4.00%, 11/15/38 (c) 3,000 2,925,816
5.00%, 11/15/36 (c) 1,650 1,736,426
5.00%, 11/15/36 (c) 1,000 1,064,610
State of Oregon, Series A (GO)
5.00%, 05/01/36 (c) 1,000 1,098,226
5.25%, 05/01/42 (c) 500 538,149
Tri-County Metropolitan
Transportation District of
Oregon, Series A (RB)
3.25%, 10/01/34 (c) 570 533,420

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Oregon (continued)
Washington & Multnomah
Counties School District No
48J Beaverton (GO) (SBG)
0.00%, 06/15/37 (c) ^ $ 1,000 $ 595,613
26,878,606
Pennsylvania : 3.5%
Allegheny County Hospital
Development Authority,
Series A (RB)
5.00%, 04/01/33 (c) 1,120 1,156,726
5.00%, 07/15/33 (c) 810 848,696
Allegheny County Sanitary
Authority Sewer (RB)
5.00%, 12/01/35 (c) 1,000 1,005,226
City of Philadelphia, Gas Works
(RB)
5.00%, 10/01/31 (c) 735 751,338
5.00%, 10/01/32 (c) 970 990,553
5.00%, 10/01/33 (c) 680 693,388
City of Philadelphia, Series B
(GO)
5.00%, 02/01/37 (c) 1,500 1,565,801
City of Philadelphia, Series C
(RB) (AGC)
5.00%, 09/01/37 (c) 2,000 2,179,809
Commonwealth of
Pennsylvania (GO)
3.00%, 09/15/35 (c) 1,055 956,632
4.00%, 02/01/32 (c) 1,500 1,504,682
4.00%, 08/15/34 (c) 1,500 1,502,246
5.00%, 09/01/32 2,000 2,261,257
5.00%, 09/01/37 (c) 1,000 1,075,685
5.00%, 08/15/39 (c) 2,000 2,138,075
Geisinger Authority Health
System, Series A (RB)
4.00%, 04/01/39 (c) 1,000 934,408
5.00%, 02/15/39 (c) 3,100 3,103,335
Pennsylvania Economic
Development Financing
Authority, UPMC, Series A
(RB)
3.38%, 11/15/33 (c) 1,000 962,487
Pennsylvania Higher
Educational Facilities
Authority (RB)
4.00%, 06/15/34 (c) 645 645,039
4.00%, 06/15/34 (c) 120 123,266
Pennsylvania Higher
Educational Facilities
Authority, The University of
Pennsylvania, Series A (RB)
5.00%, 02/15/35 500 567,070
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series B (RB)
5.25%, 11/01/41 (c) 1,500 1,567,957
Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series A (RB)
4.00%, 08/15/31 (c) $ 1,000 $ 1,004,463
Pennsylvania Higher
Educational Facilities
Authority, Trustee of
University, Series B (RB)
5.00%, 10/01/34 (c) 2,675 2,684,391
Pennsylvania Housing Finance
Agency, Single Family
Mortgage (RB)
2.28%, 10/01/41 (c) 500 348,526
2.80%, 10/01/31 (c) 700 669,089
3.15%, 10/01/39 (c) 1,000 837,384
3.20%, 10/01/31 (c) 425 415,266
3.65%, 10/01/32 (c) 315 313,051
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series A (RB)
4.30%, 10/01/41 (c) 1,000 957,367
Pennsylvania Housing Finance
Agency, Single Family
Mortgage, Series B (RB)
3.20%, 10/01/32 (c) 300 289,456
Pennsylvania Turnpike
Commission (RB)
5.00%, 06/01/33 2,000 2,245,682
5.00%, 12/01/36 (c) 2,000 2,181,343
5.00%, 12/01/40 (c) 1,000 1,066,131
Pennsylvania Turnpike
Commission, Motor License
(RB)
4.00%, 12/01/37 (c) 2,000 1,999,999
Pennsylvania Turnpike
Commission, Series A (RB)
5.00%, 12/01/32 (c) 750 768,575
5.00%, 12/01/33 (c) 1,000 1,115,742
5.00%, 12/01/37 (c) 1,250 1,285,508
5.00%, 12/01/37 (c) 1,000 1,040,658
Pennsylvania Turnpike
Commission, Series A-1 (RB)
5.00%, 12/01/37 (c) 1,025 1,046,918
Pennsylvania Turnpike
Commission, Series B (RB)
4.00%, 12/01/36 (c) 1,000 995,340
4.00%, 12/01/37 (c) 1,025 1,005,566
5.00%, 12/01/34 (c) 700 756,995
5.00%, 12/01/34 (c) 1,010 1,014,401
Pittsburgh Water and Sewer
Authority, Series B (RB) (AGM)
5.00%, 09/01/31 1,460 1,632,385
5.00%, 09/01/32 2,000 2,247,655
5.00%, 09/01/33 2,000 2,256,319
School District of Philadelphia,
Series F (GO) (SAW)
5.00%, 09/01/32 (c) 485 493,524
5.00%, 09/01/37 (c) 1,000 1,011,717

Par
(000’s) Value
Pennsylvania (continued)
5.00%, 09/01/38 (c) $ 1,570 $ 1,586,562
State of Pennsylvania (GO)
5.00%, 09/01/31 2,000 2,245,639
State Public School Building
Authority, School District of
Philadelphia Project, Series A
(RB) (AGM)
5.00%, 06/01/32 (c) 1,750 1,777,754
5.00%, 06/01/33 (c) 1,225 1,242,832
The Pennsylvania State
University, Series A (RB)
5.00%, 09/01/40 (c) 1,790 1,793,403
66,863,317
Rhode Island : 0.2%
Rhode Island Housing and
Mortgage Finance Corp.,
Series A (RB) (AGM)
2.10%, 10/01/35 (c) 1,000 783,343
State of Rhode Island, Series
A (GO)
5.00%, 08/01/39 (c) 2,000 2,108,066
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/40 (c) 1,000 992,903
3,884,312
South Carolina : 1.1%
City of Columbia, South
Carolina, Series B (RB)
4.00%, 02/01/41 (c) 2,000 1,880,806
Lancaster County, School
District (GO)
3.25%, 03/01/32 (c) 325 321,647
4.00%, 03/01/35 (c) 1,000 1,001,326
Patriots Energy Group
Financing Agency, Gas
Supply, Series A (RB)
5.25%, 10/01/54 (c) (p) 5,000 5,288,422
Piedmont Municipal Power
Agency, Series B (RB)
5.00%, 01/01/32 (c) 1,000 1,075,743
South California Jobs, Economic
Development Authority
Hospital Facilities, Bon
Second Mercy Health, Inc.,
Series B (RB)
5.00%, 11/01/49 (c) (p) 1,000 1,083,902
South Carolina Jobs-Economic
Development Authority,
Novant Health, Inc., Series
A (RB)
5.00%, 11/01/34 (c) 5,000 5,509,413
5.25%, 11/01/40 (c) 1,000 1,051,860
South Carolina Transportation
Infrastructure Bank, Series
A (RB)
5.00%, 10/01/37 (c) 1,000 1,025,724
South Carolina, Public Service
Authority, Series A (RB)
5.00%, 12/01/37 (c) 1,500 1,500,083
Par
(000’s) Value
South Carolina (continued)
Town of Mount Pleasant, South
Carolina Water and Sewer
System, Series A (RB)
4.00%, 06/01/39 (c) $ 1,000 $ 976,689
20,715,615
Tennessee : 1.0%
County of Shelby, Public
Improvement, Series B (GO)
4.00%, 04/01/40 (c) 1,000 957,842
Metropolitan Government
of Nashville and Davidson
County (GO)
4.00%, 01/01/32 (c) 580 582,298
Metropolitan Government
of Nashville and Davidson
County, Vanderbilt University
Medical Center, Series A (RB)
5.00%, 07/01/33 1,240 1,356,366
5.00%, 07/01/34 2,000 2,186,521
New Memphis Arena Public
Building Authority, Memphis
and Shelby County,
Tennessee (RB)
0.00%, 04/01/33 (c) ^ 2,550 1,823,980
Shelby County, Public
Improvement, Series B (GO)
4.00%, 04/01/33 (c) 3,000 3,068,027
4.00%, 04/01/34 (c) 1,000 1,014,176
4.00%, 04/01/35 (c) 1,000 1,008,753
State of Tennessee, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,121,602
Tennessee Energy Acquisition
Corp., Commodity Project,
Series A (RB)
5.00%, 05/01/52 (c) (p) 4,000 4,185,570
The Health and Educational
Facilities Board of the Town
of Greenville Tennessee,
Ballad Health, Series A (RB)
4.00%, 07/01/40 (c) 1,155 1,050,005
18,355,140
Texas : 9.2%
Aldine Independent School
District, Series A (GO)
4.00%, 02/15/33 (c) 910 915,281
4.00%, 02/15/34 (c) 675 676,119
Arlington, Texas Independent
School District (GO)
4.00%, 02/15/34 (c) 1,000 1,015,445
Austin, Texas Independent
School District (GO)
5.00%, 08/01/36 (c) 1,500 1,620,699
5.00%, 08/01/37 (c) 1,000 1,088,694
Bexar County, Texas Hospital
District Ltd. (GO)
4.00%, 02/15/35 (c) 1,000 1,004,734

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Board of Regents of the
University of Texas System
(RB)
5.00%, 08/15/41 (c) $ 1,000 $ 1,049,682
Board of Regents of the
University of Texas System,
Series A (RB)
3.00%, 08/15/41 (c) 525 421,174
Board of Regents of the
University of Texas System,
Series A (RB) (AGM)
5.00%, 08/15/31 (c) 900 972,405
Board of Regents of the
University of Texas System,
Series B (RB)
5.00%, 07/01/36 2,250 2,528,500
Cedar Hill Independent School
District (GO)
5.00%, 02/15/41 (c) 1,000 1,045,776
City of Austin, Texas Electric
Utility System (RB)
5.00%, 11/15/35 (c) 2,000 2,199,063
City of Dallas, Series A (GO)
3.00%, 02/15/36 (c) 600 532,686
City of Dallas, Waterworks and
Sewer System, Series A (RB)
5.00%, 10/01/31 (c) 600 612,655
City of Dallas, Waterworks and
Sewer System, Series C (RB)
5.00%, 10/01/33 (c) 1,500 1,622,034
City of Denton, Utility System
(RB)
5.00%, 12/01/31 (c) 965 986,692
City of Houston, Airport
System, Series D (RB)
5.00%, 07/01/36 (c) 1,000 1,022,340
City of Houston, Combined
Utility System, First Lien,
Series A (RB)
5.00%, 11/15/33 (c) 4,500 4,864,202
5.00%, 11/15/36 (c) 1,000 1,089,772
City of Houston, Combined
Utility System, First Lien,
Series C (RB)
4.00%, 11/15/36 (c) 1,500 1,502,645
City of Houston, Combined
Utility System, First Lien,
Series D (RB)
5.00%, 11/15/33 (c) 1,000 1,050,455
City of Houston, Public
Improvement, Series A (GO)
5.00%, 03/01/32 (c) 1,000 1,060,677
City of Houston, Series A (GO)
5.00%, 03/01/32 (c) 520 534,133
5.00%, 03/01/40 (c) 1,000 1,045,137
City of Houston, Texas Public
Improvement, Series A (GO)
5.00%, 03/01/34 (c) 1,000 1,104,153
Par
(000’s) Value
Texas (continued)
City of San Antonio, Bexar
County, Series B (RB)
5.00%, 05/15/35 (c) $ 1,000 $ 1,120,572
City of San Antonio, Electric and
Gas Systems (RB)
5.00%, 02/01/33 (c) 1,000 1,091,133
City of San Antonio, Series A
(RB)
5.00%, 05/15/37 (c) 1,000 1,102,688
Clear Creek Independent
School District, Unlimited Tax
(GO)
5.00%, 02/15/38 (c) 2,000 2,153,080
Corpus Christi Independent
School District (GO)
4.00%, 08/15/32 (c) 320 326,155
County of Bexar, Alamo
Community College District
(GO)
4.00%, 08/15/32 (c) 1,000 1,036,055
County of Collin, Community
College District (GO)
3.25%, 08/15/33 (c) 500 487,392
4.00%, 08/15/31 (c) 925 937,538
County of Dallas, Cedar Hill
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,054,792
County of Dallas, Garland
Independent School District,
Series A (GO)
5.00%, 02/15/37 (c) 500 537,869
County of Dallas, Highland Park
Independent School District
(GO)
3.00%, 02/15/35 (c) 1,540 1,441,512
County of Fort Bend TX Toll
Road Revenue (RB) (AGC)
5.00%, 03/01/41 (c) 500 520,863
County of Harris, Houston
Independent School District,
Series A (GO)
4.00%, 02/15/39 (c) 1,000 960,182
County of Harris, Toll Road,
Senior Lien, Series A (RB)
5.00%, 08/15/33 (c) 675 685,543
Cypress-Fairbanks Independent
School District (GO)
4.00%, 02/15/38 (c) 1,275 1,256,295
Cypress-Fairbanks Independent
School District, Series A (GO)
3.00%, 02/15/34 (c) 500 466,012
3.00%, 02/15/35 (c) 2,335 2,134,926
4.00%, 02/15/37 (c) 1,500 1,501,134
Dallas Area Rapid Transit,
Senior Lien (RB)
5.00%, 12/01/33 (c) 1,835 1,962,848

Par
(000’s) Value
Texas (continued)
Dallas Independent School
District, Unlimited Tax School
Building (GO)
5.00%, 02/15/35 (c) $ 1,000 $ 1,089,349
5.00%, 02/15/36 (c) 1,000 1,078,798
5.00%, 02/15/40 (c) 1,500 1,556,798
Eagle Mountain and Saginaw
Independent School District
(GO)
4.00%, 08/15/32 (c) 335 336,009
EP Tuscany Zaragosa PFC
Residential Development,
Tuscany at Mega Hills and
Villas (RB)
4.00%, 12/01/33 (c) 1,000 984,055
Frisco Independent School
District (GO)
4.00%, 02/15/32 (c) 1,350 1,404,177
4.00%, 02/15/36 (c) 1,345 1,347,672
5.00%, 08/15/36 (c) 1,000 1,044,233
Harris County Hospital District
(GO)
5.00%, 02/15/33 1,000 1,113,287
5.00%, 02/15/34 1,000 1,114,594
5.00%, 02/15/35 1,000 1,111,688
Harris County, Cultural
Education Facilities Finance
Corp., Memorial Hermann
Health System, Series B (RB)
5.00%, 07/01/36 (c) 3,000 3,249,450
Harris County, Cultural
Education Facilities Finance
Corp., Texas Children's
Hospital, Series A (RB)
3.00%, 10/01/40 (c) 1,145 932,008
Harris County, Flood Control
District Improvement, Series
A (GO)
4.00%, 10/01/35 (c) 1,000 1,011,498
Harris County, Hospital District
(RB)
4.00%, 02/15/42 (c) 560 489,546
Harris County, Texas
Permanent Improvement
(GO)
5.00%, 09/15/41 (c) 1,000 1,047,722
Hays Consolidated
Independent School District
(GO)
5.00%, 02/15/40 (c) 1,000 1,040,753
Katy Independent School
District, Fort Bend, Harris and
Waller Counties (GO)
5.00%, 02/15/38 (c) 2,510 2,553,193
Lamar Consolidated
Independent School District,
Fort Bend County, Texas,
Series A (GO)
5.00%, 02/15/41 (c) 2,000 2,079,877
Par
(000’s) Value
Texas (continued)
Lewisville Independent School
District, Denton and Tarrant
Counties (GO)
5.00%, 08/15/37 (c) $ 1,910 $ 2,056,256
Lone Star College System (GO)
4.00%, 02/15/32 (c) 1,500 1,503,720
5.00%, 02/15/33 (c) 400 404,591
Lower Colorado River Authority
(RB) (AGM)
5.00%, 05/15/32 (c) 1,000 1,101,211
Lower Colorado River
Authority, LCRA Transmission
Services Corp. Project, Series
A (RB) (AGM)
5.00%, 05/15/36 (c) 1,000 1,085,847
Midland County Texas, Midland
Independent School District
(GO)
4.00%, 02/15/39 (c) 2,555 2,501,540
New Hope Cultural Education
Facilities Finance Corp.
Hospital, Children’s
Healthcare, Series A (RB)
4.00%, 08/15/36 (c) 1,005 956,995
4.00%, 08/15/40 (c) 555 499,143
North Texas Municipal Water
District, Water System (RB)
5.00%, 09/01/35 (c) 715 727,555
North Texas Tollway Authority
(RB)
5.00%, 01/01/35 (c) 2,000 2,195,934
North Texas Tollway Authority
System, Series B (RB)
4.00%, 01/01/33 (c) 1,975 1,993,686
4.00%, 01/01/36 (c) 2,000 1,957,979
4.00%, 01/01/38 (c) 2,250 2,104,083
5.00%, 01/01/34 3,000 3,331,841
5.00%, 01/01/39 (c) 1,000 1,007,607
North Texas Tollway Authority,
First Tier, Series A (RB)
4.12%, 01/01/40 (c) 2,000 1,936,454
5.00%, 01/01/33 (c) 500 503,403
5.00%, 01/01/41 (c) 1,500 1,560,574
North Texas Tollway Authority,
Second Tier, Series B (RB)
(AGM)
4.00%, 01/01/35 (c) 450 450,354
Northside Independent School
District, Unlimited Tax (GO)
5.00%, 08/15/32 (c) 880 913,696
Permanent University Fund,
University of Texas System,
Series A (RB)
5.00%, 07/01/33 (c) 1,180 1,317,455
Pflugerville Independent School
District, Unlimited Tax, Series
A (GO)
5.00%, 02/15/34 (c) 1,875 2,058,586
5.00%, 02/15/37 (c) 1,000 1,061,490

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Plano Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/35 (c) $ 1,000 $ 1,094,086
5.00%, 02/15/36 (c) 1,000 1,082,804
Port of Houston Authority of
Harris County, Series A-2 (GO)
5.00%, 10/01/34 (c) 1,000 1,080,359
State of Texas, Conroe
Independent School Disrict
(GO)
5.00%, 02/15/38 (c) 1,000 1,077,292
State of Texas, Tarrant County
College District (GO)
5.00%, 08/15/40 (c) 2,020 2,106,558
State of Texas, Tarrant County,
Hurst-Euless-Bedford
Independent School District
(GO)
4.00%, 08/15/40 (c) 1,000 966,107
Texas Department of Housing
& Community Affairs, Series
A (RB) (GNMA/FNMA)
3.80%, 07/01/39 (c) 1,670 1,545,133
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/31 1,475 1,565,825
Texas Municipal Gas
Acquisition & Supply Corp. IV,
Series B (RB)
5.50%, 01/01/54 (c) (p) 3,000 3,259,813
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/32 1,000 1,060,921
Texas Municipal Gas
Acquisition and Supply Corp.
V (RB)
5.00%, 01/01/55 (c) (p) 2,000 2,106,276
Texas Municipal Power Agency
(RB) (AGM)
3.00%, 09/01/38 (c) 1,000 840,562
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 06/30/39 (c) 1,700 1,557,550
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/37 (c) 1,000 945,795
Texas Private Activity Bond
Surface Transportation
Corporation, Series A (RB)
4.00%, 12/31/39 (c) 2,000 1,828,297
Par
(000’s) Value
Texas (continued)
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/41 (c) $ 2,255 $ 2,322,784
Texas Transportation
Commission, Highway
Improvement, Series A (GO)
5.00%, 04/01/38 (c) 1,000 1,006,483
Texas Transportation
Commission, State of Texas
Highway Improvement (GO)
5.00%, 04/01/40 (c) 2,500 2,641,658
Texas Water Development
Board (RB)
3.00%, 10/15/34 (c) 500 465,503
3.00%, 10/15/35 (c) 750 684,015
3.00%, 10/15/36 (c) 950 846,543
4.00%, 10/15/31 (c) 2,000 2,080,468
4.00%, 10/15/35 (c) 2,000 1,974,808
5.00%, 10/15/36 (c) 1,000 1,101,639
5.00%, 10/15/39 (c) 1,000 1,066,108
Texas Water Development
Board, Series A (RB)
3.00%, 10/15/35 (c) 2,650 2,373,124
4.00%, 10/15/33 (c) 400 403,318
4.00%, 10/15/33 (c) 600 607,449
4.00%, 10/15/34 (c) 1,000 1,000,368
4.00%, 10/15/34 (c) 1,000 1,004,629
4.60%, 10/15/39 (c) 1,000 1,020,593
4.65%, 10/15/40 (c) 2,000 2,035,209
Texas Water Development
Board, Series B (RB)
4.00%, 10/15/34 (c) 1,000 1,010,239
4.00%, 10/15/37 (c) 3,000 2,977,457
5.00%, 10/15/32 (c) 1,500 1,582,155
Texas Water Development
Board, Series D (RB)
3.00%, 10/15/37 (c) 500 435,225
Tomball Independent School
District, Unlimited Tax (GO)
5.00%, 02/15/37 (c) 1,100 1,186,300
5.00%, 02/15/38 (c) 1,000 1,068,834
5.00%, 02/15/42 (c) 1,000 1,033,747
Travis County, Texas
Permanent Improvement
(GO)
4.00%, 03/01/41 (c) 1,000 946,242
5.00%, 03/01/40 (c) 1,000 1,059,089
University of Houston, Board of
Regents, Series A (RB)
5.00%, 02/15/35 (c) 1,500 1,619,361
University of Texas, Board of
Regents, Series A (RB)
5.00%, 08/15/34 (c) 2,000 2,200,638
5.00%, 07/01/40 (c) 1,000 1,055,239

Par
(000’s) Value
Texas (continued)
University of Texas, Board of
Regents, Series B (RB)
5.00%, 07/01/37 (c) $ 1,990 $ 2,171,574
173,254,626
Utah : 0.7%
Central Utah Water
Conservancy District, Series
B (RB)
4.00%, 10/01/34 (c) 395 396,694
Downtown Revitalization Public
Infrastructure District (RB)
(AG)
5.00%, 06/01/34 1,000 1,114,061
Intermountain Power Agency,
Utah Power Supply, Series
A (RB)
4.00%, 07/01/36 (c) 1,000 984,706
University of Utah, Series A (RB)
5.00%, 08/01/31 (c) 365 379,216
University of Utah, Series B (RB)
5.00%, 08/01/38 (c) 2,220 2,349,891
Utah Telecommunication Open
Infrastructure Agency (RB)
5.25%, 06/01/37 (c) 2,770 2,990,604
Utah Transit Authority (RB)
5.00%, 06/15/40 (c) 2,000 2,131,433
5.00%, 06/15/41 (c) 1,000 1,056,200
Utah Transit Authority (RB)
(BAM)
4.00%, 12/15/41 (c) 1,650 1,531,726
12,934,531
Vermont : 0.2%
University of Vermont & State
Agricultural College (RB)
4.00%, 10/01/40 (c) 2,000 1,853,668
Vermont Educational & Health
Buildings Financing Agency,
Series A (RB)
5.00%, 12/01/31 (c) 1,000 1,011,178
2,864,846
Virginia : 1.4%
Arlington County, Viginia Public
Improvement (GO)
5.00%, 06/15/34 (c) 2,000 2,224,387
County of Fairfax, Public
Improvement, Series A (GO)
2.00%, 10/01/34 (c) 375 310,333
County of Fairfax, Public
Improvement, Series A (GO)
(SAW)
4.00%, 10/01/36 (c) 1,000 1,016,851
5.00%, 10/01/31 (c) 750 792,388
5.00%, 10/01/32 (c) 1,755 1,877,813
County of Loudoun, Economic
Development Authority,
Public Facility, Series A (RB)
3.00%, 12/01/36 (c) 1,500 1,321,425
Par
(000’s) Value
Virginia (continued)
Economic Development
Authority of Henrico County,
Bon Secours Mercy Health,
Inc., Series A (RB)
5.00%, 11/01/35 $ 2,000 $ 2,199,588
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
4.00%, 07/01/40 (c) 665 635,301
Virginia College Building
Authority, 21st Century
College and Equipment
Programs Educational
Facilities, Series A (RB)
3.00%, 02/01/36 (c) 2,750 2,478,661
4.00%, 02/01/36 (c) 1,500 1,515,151
4.00%, 02/01/38 (c) 2,095 2,075,857
5.00%, 02/01/35 (c) 1,950 2,072,937
Virginia College Building
Authority, Bidding Group 2,
Series A (RB)
4.00%, 02/01/41 (c) 1,000 939,705
Virginia College Building
Authority, Educational
Facilities, 21st Century
College & Equipment
Programs, Series A (RB)
3.00%, 02/01/38 (c) 1,000 863,202
Virginia Commonwealth
Transportation Board, Series
A (RB)
4.00%, 05/15/36 (c) 1,000 997,064
5.00%, 05/15/32 (c) 800 836,060
Virginia Public Building
Authority, Series A (RB)
3.00%, 08/01/32 (c) 695 667,744
3.12%, 08/01/34 (c) 1,050 988,395
5.00%, 08/01/33 (c) 1,000 1,085,566
Virginia Public Building
Authority, Series A-2 (RB)
4.00%, 08/01/35 (c) 1,000 1,014,451
4.00%, 08/01/37 (c) 1,000 987,254
26,900,133
Washington : 3.6%
Central Puget Sound Regional
Transit Authority, Sales Tax
and Motor Vehicle Excise Tax,
Series S (RB)
5.00%, 11/01/41 (c) 1,000 1,006,208
City of Seattle WA Municipal
Light & Power Revenue (RB)
5.00%, 02/01/35 1,250 1,406,948
5.00%, 02/01/36 (c) 1,000 1,117,692
City of Seattle, Municipal Light
and Power Improvement,
Series A (RB)
4.00%, 07/01/36 (c) 1,000 1,010,189
4.00%, 07/01/37 (c) 1,000 999,637

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB)
5.00%, 07/01/32 (c) $ 695 $ 733,178
5.00%, 07/01/33 (c) 400 413,906
5.00%, 07/01/33 (c) 1,930 2,091,070
5.00%, 07/01/35 (c) 2,000 2,205,102
5.00%, 07/01/36 (c) 1,000 1,089,514
Energy Northwest, Colombia
Generating Station Electric,
Series A (RB) (AGM)
5.00%, 07/01/36 (c) 1,000 1,047,160
5.00%, 07/01/36 (c) 2,605 2,758,918
5.00%, 07/01/38 (c) 500 516,535
Energy Northwest, Colombia
Generating Station Electric,
Series C (RB)
5.00%, 07/01/34 (c) 1,000 1,045,558
Energy Northwest, Columbia
Generating Station Electric,
Series A (RB)
4.00%, 07/01/42 (c) 1,000 925,023
Everett Housing Authority,
Hunting Park Apartments
Project (RB)
4.00%, 07/01/37 (c) 3,345 3,112,680
Franklin County, Pasco School
District No. 1 (GO) (SBG)
5.00%, 12/01/38 (c) 1,000 1,069,202
King County, School District No.
210 Federal Way (GO) (SBG)
4.00%, 12/01/33 (c) 880 889,446
King County, School District No.
401 Highline (GO) (SBG)
3.12%, 12/01/32 (c) 690 673,168
King County, School District No.
411 Issaquah (GO) (SBG)
4.00%, 12/01/31 (c) 635 638,306
King County, School District No.
414 Lake Washington (GO)
(SBG)
5.00%, 12/01/31 (c) 980 1,012,564
Kitsap County, School District
No. 401 Central Kitsap (GO)
(SBG)
4.00%, 12/01/32 (c) 1,425 1,430,787
4.00%, 12/01/33 (c) 1,250 1,253,423
4.00%, 12/01/34 (c) 1,000 1,001,125
Pierce County, School District
No. 403 Bethel (GO) (SBG)
5.00%, 12/01/32 (c) 500 535,004
Pierce County, Washington
School District No. 320, Pierce
County (GO) (SBG)
5.00%, 12/01/36 (c) 1,000 1,108,517
Renton School District No. 43,
Kings County, Washington
(GO) (SBG)
5.00%, 12/01/37 (c) 1,615 1,742,802
Par
(000’s) Value
Washington (continued)
State of Washington, Motor
Vehicle Fuel Tax, Series R-A
(GO)
5.00%, 08/01/31 (c) $ 825 $ 842,068
State of Washington, Series A
(GO)
5.00%, 08/01/33 (c) 755 768,522
State of Washington, Series C
(GO)
5.00%, 08/01/32 (c) 880 914,208
State of Washington, Series D
(GO)
5.00%, 08/01/31 (c) 880 916,645
State of Washington, Various
Purpose, Series A (GO)
5.00%, 08/01/34 (c) 500 516,386
State of Washington, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 2,175 2,345,459
5.00%, 02/01/40 (c) 2,165 2,207,678
State of Washington, Various
Purpose, Series D (GO)
5.00%, 02/01/40 (c) 735 743,039
State of Washington, Various
Purpose, Series R-C (GO)
5.00%, 08/01/34 (c) 880 908,840
University of Washington,
Series A (RB)
5.00%, 04/01/37 (c) 1,000 1,093,300
Washington Health Care
Facilities Authority, Multicare
Health System, Series B (RB)
5.00%, 08/15/36 (c) 1,815 1,836,283
5.00%, 08/15/37 (c) 2,000 2,017,350
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series A (RB)
4.00%, 10/01/34 (c) 1,820 1,815,784
Washington Health Care
Facilities Authority,
Providence St. Joseph Health,
Series D (RB)
5.00%, 10/01/38 (c) 2,270 2,270,359
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/37 (c) 1,500 1,493,031
Washington State Housing
Finance Commission (RB)
3.50%, 12/20/35 1,620 1,522,472
Washington State, Motor
Vehicle Fuel Tax, Series A
(GO)
5.00%, 06/01/36 (c) 1,050 1,113,087
Washington State, Motor
Vehicle Fuel Tax, Series F (GO)
5.00%, 06/01/39 (c) 2,000 2,095,209

Par
(000’s) Value
Washington (continued)
Washington State, Shoreline
School District No. 412 (GO)
(SBG)
4.00%, 12/01/36 (c) $ 1,000 $ 995,340
Washington State, Various
Purpose, Series A (GO)
5.00%, 08/01/37 (c) 1,250 1,330,093
5.00%, 08/01/38 (c) 1,000 1,046,652
5.00%, 08/01/38 (c) 2,000 2,145,358
Washington State, Various
Purpose, Series C (GO)
5.00%, 02/01/35 (c) 1,000 1,038,486
5.00%, 02/01/36 (c) 1,000 1,058,157
5.00%, 02/01/38 (c) 1,145 1,176,056
5.00%, 02/01/39 (c) 1,080 1,114,123
68,157,647
West Virginia : 0.2%
State of West Virginia, Series
A (GO)
5.00%, 12/01/31 (c) 1,000 1,075,128
5.00%, 06/01/36 (c) 500 524,638
West Virginia, Parkways
Authority, Senior Lien
Turnpike Toll (RB)
5.00%, 06/01/36 (c) 1,320 1,409,188
3,008,954
Wisconsin : 0.6%
Middleton-Cross Plains Area
School District, Series A (GO)
3.25%, 03/01/36 (c) 350 334,111
Public Finance Authority,
Renown Regional Medical
Center Project, Series A (RB)
4.25%, 06/01/41 (c) 500 452,299
State of Wisconsin, Series 1
(RB)
5.00%, 07/01/39 (c) 750 820,909
State of Wisconsin, Series A
(GO)
5.00%, 05/01/35 (c) 1,000 1,090,892
5.00%, 05/01/36 (c) 1,000 1,081,379
Wisconsin Health & Educational
Facilities Authority (RB)
5.00%, 08/15/36 (c) 1,000 1,069,486
Wisconsin Health and
Educational Facilities
Authority, Ascension Senior
Credit Group, Series A (RB)
4.00%, 11/15/35 (c) 1,500 1,461,781
4.00%, 11/15/39 (c) 1,875 1,698,310
5.00%, 11/15/36 (c) 1,000 1,006,564
Wisconsin Health and
Educational Facilities
Authority, Children's Hospital
of Wisconsin, Inc. (RB)
4.00%, 08/15/31 (c) 500 504,412
Par
(000’s) Value
Wisconsin (continued)
Wisconsin Housing and
Economic Development
Authority, Home Ownership,
Series A (RB)
4.12%, 09/01/35 (c) $ 1,000 $ 1,010,552
Wisconsin Housing and
Economic Development
Authority, Series C (RB)
4.12%, 09/01/39 (c) 1,000 935,000
11,465,695
Wyoming : 0.1%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 07/15/39 (c) 3,000 2,596,842
Underline
Total Municipal Bonds: 98.5%
(Cost: $1,938,093,134) 1,863,775,301
Other assets less liabilities: 1.5% 28,974,728
NET ASSETS: 100.0% $ 1,892,750,029

VANECK INTERMEDIATE MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED PROG Special District Credit Enhancement Program
TA Tax Allocation
(c) Callable Security — the date disclosed is the date the security may be redeemed by the issuer
(p) Putable Security — the date disclosed is the date the security may be redeemed by the fund
^ Zero Coupon Bond